UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Parametric Emerging Markets Fund

Class A EAEMX

Semi-Annual Shareholder Report July 31, 2026

This semi-annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$211,437,508
# of Portfolio Holdings	1,210
Portfolio Turnover Rate	6%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Asia
51.2%
Latin America
15.5%
Emerging Europe
12.6%
Middle East
10.7%
Africa
7.9%
North America
1.5%
Developed Europe
0.6%

Table Summary
Value	Value
Developed Europe	0.6%
North America	1.5%
Africa	7.9%
Middle East	10.7%
Emerging Europe	12.6%
Latin America	15.5%
Asia	51.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
Samsung Electronics Co. Ltd.	1.4%
Delta Electronics (Thailand) PCL	1.3%
America Movil SAB de CV, Series B	1.0%
Tencent Holdings Ltd.	0.9%
SK Hynix, Inc.	0.9%
MTN Group Ltd.	0.7%
Turkiye Petrol Rafinerileri AS	0.7%
Infosys Ltd.	0.6%
Petroleo Brasileiro SA - Petrobras	0.6%
Total	11.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2026

EAEMX-TSR-SAR

Parametric Emerging Markets Fund

Class C ECEMX

Semi-Annual Shareholder Report July 31, 2026

This semi-annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$109	2.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$211,437,508
# of Portfolio Holdings	1,210
Portfolio Turnover Rate	6%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Developed Europe	0.6%
North America	1.5%
Africa	7.9%
Middle East	10.7%
Emerging Europe	12.6%
Latin America	15.5%
Asia	51.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
Samsung Electronics Co. Ltd.	1.4%
Delta Electronics (Thailand) PCL	1.3%
America Movil SAB de CV, Series B	1.0%
Tencent Holdings Ltd.	0.9%
SK Hynix, Inc.	0.9%
MTN Group Ltd.	0.7%
Turkiye Petrol Rafinerileri AS	0.7%
Infosys Ltd.	0.6%
Petroleo Brasileiro SA - Petrobras	0.6%
Total	11.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2026

ECEMX-TSR-SAR

Parametric Emerging Markets Fund

Class I EIEMX

Semi-Annual Shareholder Report July 31, 2026

This semi-annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$211,437,508
# of Portfolio Holdings	1,210
Portfolio Turnover Rate	6%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Developed Europe	0.6%
North America	1.5%
Africa	7.9%
Middle East	10.7%
Emerging Europe	12.6%
Latin America	15.5%
Asia	51.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
Samsung Electronics Co. Ltd.	1.4%
Delta Electronics (Thailand) PCL	1.3%
America Movil SAB de CV, Series B	1.0%
Tencent Holdings Ltd.	0.9%
SK Hynix, Inc.	0.9%
MTN Group Ltd.	0.7%
Turkiye Petrol Rafinerileri AS	0.7%
Infosys Ltd.	0.6%
Petroleo Brasileiro SA - Petrobras	0.6%
Total	11.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2026

EIEMX-TSR-SAR

Parametric Emerging Markets Fund

Class R6 EREMX

Semi-Annual Shareholder Report July 31, 2026

This semi-annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$211,437,508
# of Portfolio Holdings	1,210
Portfolio Turnover Rate	6%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Developed Europe	0.6%
North America	1.5%
Africa	7.9%
Middle East	10.7%
Emerging Europe	12.6%
Latin America	15.5%
Asia	51.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
Samsung Electronics Co. Ltd.	1.4%
Delta Electronics (Thailand) PCL	1.3%
America Movil SAB de CV, Series B	1.0%
Tencent Holdings Ltd.	0.9%
SK Hynix, Inc.	0.9%
MTN Group Ltd.	0.7%
Turkiye Petrol Rafinerileri AS	0.7%
Infosys Ltd.	0.6%
Petroleo Brasileiro SA - Petrobras	0.6%
Total	11.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2026

EREMX-TSR-SAR

Parametric International Equity Fund

Class A EAISX

Semi-Annual Shareholder Report July 31, 2026

This semi-annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$209,609,178
# of Portfolio Holdings	1,018
Portfolio Turnover Rate	30%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Developed Europe
65.6%
Asia
21.1%
Australasia/Pacific
9.5%
Developed Middle East
2.1%
North America
1.7%

Table Summary
Value	Value
North America	1.7%
Developed Middle East	2.1%
Australasia/Pacific	9.5%
Asia	21.1%
Developed Europe	65.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Nestle SA	1.0%
Cie Financiere Richemont SA, Class A	0.9%
E.ON SE	0.9%
Deutsche Telekom AG	0.9%
Shell PLC	0.8%
Engie SA	0.8%
Air Liquide SA	0.8%
TotalEnergies SE	0.8%
Orange SA	0.8%
ASML Holding NV	0.7%
Total	8.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2026

EAISX-TSR-SAR

Parametric International Equity Fund

Class R ERISX

Semi-Annual Shareholder Report July 31, 2026

This semi-annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$52	1.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$209,609,178
# of Portfolio Holdings	1,018
Portfolio Turnover Rate	30%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Table Summary
Value	Value
North America	1.7%
Developed Middle East	2.1%
Australasia/Pacific	9.5%
Asia	21.1%
Developed Europe	65.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Nestle SA	1.0%
Cie Financiere Richemont SA, Class A	0.9%
E.ON SE	0.9%
Deutsche Telekom AG	0.9%
Shell PLC	0.8%
Engie SA	0.8%
Air Liquide SA	0.8%
TotalEnergies SE	0.8%
Orange SA	0.8%
ASML Holding NV	0.7%
Total	8.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2026

ERISX-TSR-SAR

Parametric International Equity Fund

Class R6 ESISX

Semi-Annual Shareholder Report July 31, 2026

This semi-annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$25	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$209,609,178
# of Portfolio Holdings	1,018
Portfolio Turnover Rate	30%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Table Summary
Value	Value
North America	1.7%
Developed Middle East	2.1%
Australasia/Pacific	9.5%
Asia	21.1%
Developed Europe	65.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Nestle SA	1.0%
Cie Financiere Richemont SA, Class A	0.9%
E.ON SE	0.9%
Deutsche Telekom AG	0.9%
Shell PLC	0.8%
Engie SA	0.8%
Air Liquide SA	0.8%
TotalEnergies SE	0.8%
Orange SA	0.8%
ASML Holding NV	0.7%
Total	8.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2026

ESISX-TSR-SAR

Parametric International Equity Fund

Class I EIISX

Semi-Annual Shareholder Report July 31, 2026

This semi-annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$209,609,178
# of Portfolio Holdings	1,018
Portfolio Turnover Rate	30%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Table Summary
Value	Value
North America	1.7%
Developed Middle East	2.1%
Australasia/Pacific	9.5%
Asia	21.1%
Developed Europe	65.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Nestle SA	1.0%
Cie Financiere Richemont SA, Class A	0.9%
E.ON SE	0.9%
Deutsche Telekom AG	0.9%
Shell PLC	0.8%
Engie SA	0.8%
Air Liquide SA	0.8%
TotalEnergies SE	0.8%
Orange SA	0.8%
ASML Holding NV	0.7%
Total	8.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2026

EIISX-TSR-SAR

Parametric Volatility Risk Premium - Defensive Fund

Class I EIVPX

Semi-Annual Shareholder Report July 31, 2026

This semi-annual shareholder report contains important information about the Parametric Volatility Risk Premium - Defensive Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,433,170,118
# of Portfolio Holdings	199
Portfolio Turnover Rate	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Common Stocks
48.6%
U.S. Treasury Obligations
36.9%
Short-Term Investments
14.5%

Table Summary
Value	Value
Short-Term Investments	14.5%
U.S. Treasury Obligations	36.9%
Common Stocks	48.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
U.S. Treasury Notes, 2.625%, 5/31/27	4.4%
U.S. Treasury Notes, 2.375%, 5/15/27	4.4%
U.S. Treasury Notes, 3.75%, 6/30/27	4.0%
NVIDIA Corp.	3.8%
Apple, Inc.	3.5%
U.S. Treasury Notes, 4.375%, 8/15/26	3.5%
U.S. Treasury Notes, 3.25%, 6/30/27	2.7%
Microsoft Corp.	2.7%
U.S. Treasury Notes, 1.625%, 10/31/26	2.2%
Amazon.com, Inc.	2.1%
Total	33.3%
Footnote	Description
Footnote[a]	Excluding short-term investments

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report July 31, 2026

EIVPX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Parametric
International Equity Fund
Semi-Annual Financial Statements and
Additional Information
July 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information July 31, 2026
Parametric
International Equity Fund

Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
International Equity Fund
July 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Australia — 8.5%
AGL Energy Ltd.	8,364	$ 48,669
Ampol Ltd.	10,967	309,425
ANZ Group Holdings Ltd.	9,950	260,044
APA Group	21,700	155,229
Arena REIT	36,931	82,492
Atlas Arteria Ltd.(1)	12,692	44,824
AUB Group Ltd.	1,600	31,178
Aurizon Holdings Ltd.	32,800	96,457
Bank of Queensland Ltd.	7,900	36,797
Bendigo & Adelaide Bank Ltd.	13,491	108,459
BHP Group Ltd.	19,444	819,575
Brambles Ltd.	16,976	233,041
Bravura Solutions Ltd.	46,576	83,172
BWP Property Group Ltd.(1)	41,268	112,608
Capricorn Metals Ltd.	8,400	74,461
Catapult Sports Ltd.(1)(2)	43,100	101,591
Centuria Industrial REIT(1)	35,600	75,193
Challenger Ltd.	16,048	110,281
Charter Hall Long Wale REIT	35,381	94,596
Charter Hall Retail REIT	26,800	75,750
Charter Hall Social Infrastructure REIT(1)	21,000	37,986
Cleanaway Waste Management Ltd.(1)	46,800	76,855
Codan Ltd.	5,550	155,882
Coles Group Ltd.	43,659	737,530
Collins Foods Ltd.(1)	15,600	89,869
Commonwealth Bank of Australia	4,457	557,147
CSL Ltd.	13,495	1,166,781
Data#3 Ltd.	14,800	101,533
Dexus	27,000	113,390
Dicker Data Ltd.	14,300	125,873
Domino's Pizza Enterprises Ltd.(1)	3,600	46,854
Downer EDI Ltd.	21,138	114,999
Eagers Automotive Ltd.	5,000	82,204
EBOS Group Ltd.	2,964	38,427
Emerald Resources NL(2)	13,900	52,157
Evolution Mining Ltd.	14,331	113,635
Genesis Minerals Ltd.(2)	11,000	44,066
GPT Group	41,100	148,037
Hansen Technologies Ltd.(1)	26,312	78,441
Harvey Norman Holdings Ltd.(1)	16,800	57,861
HomeCo Daily Needs REIT(3)	112,600	100,048
IPH Ltd.(1)	47,300	138,210
IRESS Ltd.	21,384	102,488
JB Hi-Fi Ltd.	2,200	126,560
Security	Shares	Value
Australia (continued)
Lottery Corp. Ltd.	58,716	$ 230,048
Lynas Rare Earths Ltd.(2)	6,102	59,890
Macquarie Technology Group Ltd.(1)(2)	2,491	105,619
McMillan Shakespeare Ltd.	10,800	148,094
Medibank Pvt Ltd.	32,900	119,254
Mirvac Group	84,900	106,479
New Hope Corp. Ltd.(1)	64,900	237,685
NEXTDC Ltd.(1)(2)	33,691	316,884
Northern Star Resources Ltd.	9,492	131,548
oOh!media Ltd.(1)	222,600	242,763
Orica Ltd.	4,169	68,103
Origin Energy Ltd.	103,800	783,111
Perseus Mining Ltd.	24,300	83,186
QBE Insurance Group Ltd.	7,600	131,820
Ramelius Resources Ltd.	20,000	43,013
REA Group Ltd.(1)	3,000	338,803
Region Group	58,752	98,225
Regis Resources Ltd.	10,100	43,281
Rio Tinto Ltd.	1,800	214,527
Rural Funds Trust	26,800	40,899
Scentre Group	83,261	228,594
Sigma Healthcare Ltd.(1)	281,000	579,421
SmartGroup Corp. Ltd.	22,100	199,013
Steadfast Group Ltd.	26,700	95,419
Stockland	61,800	184,990
Suncorp Group Ltd.	7,364	99,081
Super Retail Group Ltd.(1)	6,300	58,758
Supply Network Ltd.(1)	2,100	49,838
Technology One Ltd.	13,088	285,457
Telstra Group Ltd.	172,973	610,659
TPG Telecom Ltd.	67,863	170,375
Transurban Group	42,429	440,615
Ventia Services Group Pty. Ltd.	31,525	128,569
Vicinity Ltd.	63,000	118,399
Washington H Soul Pattinson & Co. Ltd.(1)	4,566	148,189
Waypoint REIT Ltd.	45,830	80,122
Wesfarmers Ltd.	15,815	990,578
WiseTech Global Ltd.	9,827	253,290
Woodside Energy Group Ltd.	46,961	1,099,119
Woolworths Group Ltd.	35,196	982,166
Yancoal Australia Ltd.	37,369	147,246
		$ 17,853,805
Austria — 1.0%
ANDRITZ AG	2,227	$ 209,778
ASTA Energy Solutions AG(2)	500	30,721
1
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Austria (continued)
AT&S Austria Technologie & Systemtechnik AG(2)	1,139	$ 174,428
BAJAJ Mobility AG(2)	2,000	46,784
BAWAG Group AG(4)	200	40,559
CA Immobilien Anlagen AG	3,971	110,971
Erste Group Bank AG	2,091	273,342
Kontron AG(2)	4,749	122,720
Mayr Melnhof Karton AG	800	76,691
Oesterreichische Post AG	1,100	41,330
OMV AG	4,208	307,711
Strabag SE	594	57,332
Telekom Austria AG	3,904	45,745
UNIQA Insurance Group AG	2,694	56,066
Verbund AG	4,896	336,057
Vienna Insurance Group AG Wiener Versicherung Gruppe	758	62,118
voestalpine AG	4,171	217,268
		$ 2,209,621
Belgium — 2.1%
Ackermans & van Haaren NV	1,274	$ 395,396
Aedifica SA	3,860	312,136
Ageas SA	1,749	144,742
Anheuser-Busch InBev SA	6,517	566,027
Argenx SE(2)	576	493,342
Ascencio	1,023	61,821
Barco NV	4,470	40,501
Bekaert SA	3,095	142,236
bpost SA(1)(2)	22,899	39,685
Care Property Invest NV(1)	5,421	78,798
CMB Tech NV	5,901	95,886
Colruyt Group NV	750	33,623
Deme Group NV	229	43,689
D'ieteren Group	1,111	229,316
Elia Group SA	2,966	424,982
EVS(1)	2,131	67,837
Gimv NV(1)	1,185	61,020
Groupe Bruxelles Lambert NV	495	44,647
KBC Group NV	2,273	326,991
Materialise NV ADR(2)	7,900	50,165
Proximus SADP	11,704	86,688
Recticel SA	3,579	51,137
Retail Estates NV	583	44,324
Solvay SA	5,002	153,309
Umicore SA	12,582	314,045
Xior Student Housing NV(1)(3)	2,293	72,973
		$ 4,375,316
Security	Shares	Value
Denmark — 4.3%
ALK-Abello AS	1,108	$ 37,896
AP Moller - Maersk AS, Class A	43	112,287
AP Moller - Maersk AS, Class B	48	129,260
Ascendis Pharma AS(2)	400	97,564
Better Collective AS(2)	6,019	76,571
Carlsberg AS, Class B	6,753	994,411
Coloplast AS, Class B	951	62,889
Danske Bank AS	16,312	938,750
DSV AS	2,111	456,231
Genmab AS(2)	382	109,954
H Lundbeck AS	5,593	35,783
ISS AS	3,021	133,895
Jyske Bank AS	811	128,726
Matas AS	8,829	123,032
Netcompany Group AS(2)(4)	3,200	159,705
NKT AS(2)	608	82,984
Novo Nordisk AS, Class B	21,595	1,021,478
Novonesis (Novozymes), Class B	22,014	1,433,620
Orsted AS(2)(4)	36,024	803,168
Pandora AS	5,973	747,990
Per Aarsleff Holding AS	444	49,453
Ringkjoebing Landbobank AS	203	54,548
Rockwool AS, Class B	1,121	35,817
Royal Unibrew AS	5,431	407,412
TORM PLC, Class A	5,034	153,483
Tryg AS	11,824	281,383
Vestas Wind Systems AS	11,315	304,571
		$ 8,972,861
Finland — 2.1%
Amer Sports, Inc.(2)	3,600	$ 127,836
Elisa OYJ	7,395	298,231
Fortum OYJ	20,120	457,403
Harvia OYJ(1)(3)	1,383	65,981
Kemira OYJ	4,698	92,212
Kesko OYJ, Class B	13,635	339,748
Kone OYJ, Class B	3,723	214,806
Lumo Kodit OYJ	7,069	64,218
Neste OYJ	14,765	523,248
Nokia OYJ	31,137	287,797
Nokian Renkaat OYJ(1)	5,956	104,813
Nordea Bank Abp	17,279	348,996
Orion OYJ, Class B	5,808	542,973
Puuilo OYJ	4,107	81,067
Sampo OYJ, Class A	11,880	131,532
Tokmanni Group Corp.(1)	6,544	55,152
2
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Finland (continued)
UPM-Kymmene OYJ	12,810	$ 348,506
Valmet OYJ(1)	2,043	61,602
Wartsila OYJ Abp	4,838	164,068
YIT OYJ(1)(2)	13,649	46,124
		$ 4,356,313
France — 8.4%
Air Liquide SA	8,254	$ 1,626,108
Airbus SE	1,733	406,836
Altarea SCA	956	111,263
AXA SA	9,614	498,290
BioMerieux	2,237	178,307
BNP Paribas SA	5,907	750,594
Bollore SE	21,096	94,213
Bouygues SA	1,480	83,368
Bureau Veritas SA	2,494	79,783
Capgemini SE	4,913	583,963
Carmila SA	8,071	157,602
Carrefour SA(1)	8,827	161,993
Cie Generale des Etablissements Michelin SCA	6,526	263,784
Coface SA	5,505	100,477
Covivio SA	948	57,873
Credit Agricole SA	5,692	127,190
Danone SA	6,445	501,331
Dassault Aviation SA	152	52,508
Dassault Systemes SE	20,673	480,957
Edenred SE	5,734	188,791
Eiffage SA	483	68,649
Elis SA	1,040	29,831
Engie SA	53,117	1,655,716
Eurofins Scientific SE	3,021	238,238
Gecina SA	2,843	246,297
Getlink SE	2,842	60,628
Klepierre SA	8,207	372,770
La Francaise des Jeux SACA(1)(4)	5,570	140,932
Legrand SA	943	143,364
L'Oreal SA	2,285	1,017,728
LVMH Moet Hennessy Louis Vuitton SE	1,528	839,078
Mercialys SA	11,752	162,906
Orange SA	83,413	1,593,328
OVH Groupe SA(2)	2,386	41,449
Quadient SA(1)	6,024	94,403
Renault SA	3,551	112,127
Robertet SA(1)	87	80,093
Safran SA	830	326,174
Sanofi SA	13,596	1,170,774
Security	Shares	Value
France (continued)
Sodexo SA(1)	2,707	$ 178,004
Sopra Steria Group	793	168,324
SPIE SA	1,045	56,201
Thales SA	473	134,654
TotalEnergies SE	18,415	1,623,475
Trigano SA	613	107,078
Vinci SA	1,463	206,565
Virbac SACA	217	84,501
Vusion(1)	656	98,604
Wendel SE	830	80,494
		$ 17,637,616
Germany — 8.7%
Allianz SE	2,552	$ 1,271,156
Alzchem Group AG	328	58,458
BASF SE	14,578	846,305
Bayer AG	14,834	823,224
Bechtle AG	8,845	370,392
Beiersdorf AG	4,705	437,053
Brenntag SE	982	69,247
Continental AG	2,617	217,638
Daimler Truck Holding AG	2,900	164,026
Dermapharm Holding SE	1,095	51,785
Deutsche Boerse AG	2,005	603,940
Deutsche Lufthansa AG	4,568	47,932
Deutsche Post AG	3,939	263,132
Deutsche Telekom AG	61,181	1,888,105
Dr. Ing. h.c. F. Porsche AG, PFC Shares(4)	3,042	148,925
Draegerwerk AG & Co. KGaA	730	92,552
E.ON SE	90,288	1,945,098
Evonik Industries AG	11,342	229,445
Fielmann Group AG	2,188	102,554
Fraport AG Frankfurt Airport Services Worldwide	800	62,498
Fresenius Medical Care AG	4,390	225,303
Fresenius SE & Co. KGaA	6,797	349,347
Friedrich Vorwerk Group SE	399	30,306
FUCHS SE	3,086	123,195
FUCHS SE, PFC Shares	4,121	191,012
GEA Group AG	1,446	102,726
Henkel AG & Co. KGaA	5,484	449,360
HOCHTIEF AG	174	89,179
Hornbach Holding AG & Co. KGaA	1,129	108,762
Hugo Boss AG(2)	2,700	118,002
IONOS Group SE(2)	10,873	396,359
K&S AG	7,887	132,289
Knorr-Bremse AG	431	51,261
3
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
Mercedes-Benz Group AG	9,943	$ 537,610
Merck KGaA	2,010	332,189
MTU Aero Engines AG	250	104,820
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	247	148,373
Nordex SE(2)	615	27,478
Ottobock SE & Co. KGaA	1,177	76,375
Porsche Automobil Holding SE	5,113	169,706
Qiagen NV	4,567	187,927
Rheinmetall AG	168	222,087
SAP SE	7,922	1,452,064
Schott Pharma AG & Co. KGaA	1,946	49,426
Siemens AG	2,255	738,843
Suedzucker AG(2)	17,337	226,514
Symrise AG	2,528	259,423
thyssenkrupp AG	7,853	110,200
Volkswagen AG	1,625	142,678
Volkswagen AG, PFC Shares	3,256	281,390
Vonovia SE	43,152	1,046,895
		$ 18,174,564
Hong Kong — 4.3%
AIA Group Ltd.	81,600	$ 822,601
ASMPT Ltd.	23,600	452,874
Bank of East Asia Ltd.	77,000	163,570
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(1)	49,000	43,071
BOC Hong Kong Holdings Ltd.	48,500	322,528
Cafe de Coral Holdings Ltd.(1)	84,000	59,474
Cathay Pacific Airways Ltd.	50,000	93,018
Central New Energy Holding Group Ltd.(2)	44,000	46,074
China Traditional Chinese Medicine Holdings Co. Ltd.(2)	370,000	67,914
Chow Sang Sang Holdings International Ltd.	55,000	81,588
Chow Tai Fook Jewellery Group Ltd.(1)	110,000	173,246
CK Hutchison Holdings Ltd.	41,000	384,140
CK Infrastructure Holdings Ltd.	19,500	155,543
CLP Holdings Ltd.	53,500	531,915
C-Mer Medical Holdings Ltd.(3)	274,000	32,441
CTF Services Ltd.	85,800	89,703
DFI Retail Group Holdings Ltd.	25,900	102,402
First Pacific Co. Ltd.	254,000	181,298
Fortune Real Estate Investment Trust	65,000	40,029
Galaxy Entertainment Group Ltd.	94,000	409,933
Henderson Land Development Co. Ltd.(1)	30,000	108,761
HK Electric Investments & HK Electric Investments Ltd.(3)	218,000	179,537
HKT Trust & HKT Ltd.	339,000	573,875
Hongkong Land Holdings Ltd.	21,800	176,770
Security	Shares	Value
Hong Kong (continued)
Hysan Development Co. Ltd.	21,000	$ 49,936
Jardine Matheson Holdings Ltd.	3,200	212,528
Jiaxin International Resources Investment Ltd.(1)(2)	8,400	59,168
Kerry Properties Ltd.	19,000	47,407
Link REIT	42,100	209,847
Luk Fook Holdings International Ltd.	25,000	78,366
MGM China Holdings Ltd.(1)	52,000	75,267
MTR Corp. Ltd.(1)	29,000	122,356
PAX Global Technology Ltd.	76,000	38,214
PCCW Ltd.	494,000	370,271
Plover Bay Technologies Ltd.(3)	59,000	62,710
Power Assets Holdings Ltd.	46,500	350,072
Prudential PLC	3,821	57,424
Realord Technology Co. Ltd.(1)(2)	50,000	44,799
Shangri-La Asia Ltd.	92,000	48,515
Sino Land Co. Ltd.	72,000	98,067
SJM Holdings Ltd.(1)(2)	279,000	56,541
Stella International Holdings Ltd.(1)	37,500	69,691
Sun Hung Kai Properties Ltd.	23,500	368,829
SUNeVision Holdings Ltd.(1)	95,000	58,552
Superb Summit International Group Ltd.(2)(5)	230,000	0
SuperX AI Technology Ltd.(1)(2)	5,800	37,642
Swire Pacific Ltd., Class A	11,000	139,693
Swire Pacific Ltd., Class B	42,500	81,039
Swire Properties Ltd.	36,400	110,859
Tongguan Gold Group Ltd.	188,000	49,389
Valuetronics Holdings Ltd.	35,400	29,543
Vitasoy International Holdings Ltd.(1)	98,000	80,919
Vobile Group Ltd.(2)(3)	156,000	49,363
VSTECS Holdings Ltd.	66,000	78,924
VTech Holdings Ltd.(1)	15,600	102,846
Wharf Holdings Ltd.	18,000	45,065
Wynn Macau Ltd.(1)	79,200	57,412
Yue Yuen Industrial Holdings Ltd.(1)	50,000	90,491
Zijin Gold International Co. Ltd.	15,900	240,435
		$ 8,964,485
Ireland — 1.8%
AIB Group PLC	65,522	$ 779,294
Cairn Homes PLC	22,100	62,218
DCC Energy PLC	9,307	795,802
GH Research PLC(2)	2,380	66,807
Glenveagh Properties PLC(2)(4)	145,221	401,425
Grandstand Ltd.(2)	4,400	8,492
ICON PLC(2)	3,921	641,338
Irish Residential Properties REIT PLC	87,565	109,691
4
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Ireland (continued)
Kenmare Resources PLC	9,500	$ 25,304
Kerry Group PLC, Class A	8,628	823,711
Uniphar PLC	20,481	100,294
		$ 3,814,376
Israel — 2.1%
Ackerstein Group Ltd.	12,600	$ 37,732
Airport City Ltd.(2)	2,335	42,064
Amot Investments Ltd.	5,519	33,534
Aryt Industries Ltd.	5,321	43,927
Ashdod Refinery Ltd.(2)	1,700	65,161
Bank Hapoalim BM	4,658	113,087
Bank Leumi Le-Israel BM	5,458	128,963
Bezeq The Israeli Telecommunication Corp. Ltd.	172,743	413,897
Big Shopping Centers Ltd.	284	63,828
Cellebrite DI Ltd.(2)	2,500	36,875
Check Point Software Technologies Ltd.(2)	464	58,988
Clal Insurance Enterprises Holdings Ltd.	500	37,839
CyberArk Software Ltd.(2)	220	9,900
Danya Cebus Ltd.	1,271	48,798
Delek Group Ltd.	5,170	136,490
Delek Yizum Nechasim Ltd.(2)	517	11,409
Delta Israel Brands Ltd.	841	31,489
El Al Israel Airlines	22,593	100,324
Elbit Systems Ltd.	332	268,200
Electra Consumer Products 1970 Ltd.	2,300	54,069
Energix-Renewable Energies Ltd.	9,900	71,740
Fattal Holdings 1998 Ltd.(2)	368	81,501
First International Bank of Israel Ltd.	600	46,334
Fox Wizel Ltd.	761	75,429
Gav-Yam Lands Corp. Ltd.	3,302	42,325
ICL Group Ltd.	39,853	203,651
Isrotel Ltd.(2)	1,600	65,910
Issta Ltd.	2,188	63,877
M Yochananof & Sons Ltd.	315	36,036
Max Stock Ltd.	4,553	51,922
Melisron Ltd.	400	52,523
Meshek Energy Renewable Energies Ltd.(2)	16,700	61,047
Mivne Real Estate KD Ltd.	17,520	77,312
Next Vision Stabilized Systems Ltd.	666	51,772
NICE Ltd.(2)	387	37,709
Oil Refineries Ltd.	120,155	76,646
OPC Energy Ltd.(2)	4,117	129,172
OY Nofar Energy Ltd.(2)	1,200	70,558
Phoenix Financial Ltd.	1,107	62,069
Plus500 Ltd.	802	42,123
Security	Shares	Value
Israel (continued)
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	258	$ 29,024
Reit 1 Ltd.	6,085	43,068
Retailors Ltd.(2)	2,500	19,048
Sella Capital Real Estate Ltd.	21,666	62,474
Shufersal Ltd.	9,947	142,288
Strauss Group Ltd.	2,478	93,846
Tamar Petroleum Ltd.(4)	6,064	59,266
Teva Pharmaceutical Industries Ltd. ADR(2)	13,500	472,635
Tower Semiconductor Ltd.(2)	573	125,525
Wix.com Ltd.(2)	1,900	104,557
YH Dimri Construction & Development Ltd.	300	35,387
		$ 4,323,348
Italy — 4.5%
ACEA SpA	1,727	$ 41,965
Ariston Holding NV	17,931	75,198
Arnoldo Mondadori Editore SpA	53,736	130,100
Avio SpA(1)(3)	2,768	93,113
Banca Generali SpA	1,690	127,675
Banco BPM SpA	8,446	154,209
Bending Spoons SpA(1)(2)	1,600	56,320
Bio On SpA(1)(2)(5)	12,900	0
Buzzi SpA(1)	4,605	218,440
Cairo Communication SpA	40,038	108,354
Carel Industries SpA(4)	2,500	78,066
Cementir Holding NV(1)	3,062	53,487
Danieli & C Officine Meccaniche SpA	1,672	85,966
Danieli & C Officine Meccaniche SpA	800	60,073
Davide Campari-Milano NV(1)	24,022	163,607
DiaSorin SpA	2,500	206,963
Enav SpA(4)	10,864	63,446
Enel SpA	59,765	674,950
Eni SpA	46,250	1,286,521
Ferrari NV	1,573	618,493
Fiera Milano SpA	14,614	142,262
Fincantieri SpA(1)(2)	4,771	74,995
FinecoBank Banca Fineco SpA	6,712	183,888
Generali(1)	4,751	240,776
Hera SpA	12,000	52,382
Infrastrutture Wireless Italiane SpA(4)	31,956	237,096
Intesa Sanpaolo SpA	67,826	512,718
Italgas SpA	3,075	31,710
Italmobiliare SpA(1)	1,700	51,207
Leonardo SpA	6,227	396,875
Lottomatica Group SpA	6,949	187,860
Maire SpA	5,476	81,835
5
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Italy (continued)
NewPrinces SpA(2)	2,900	$ 53,690
Pirelli & C SpA(4)	21,499	163,771
Poste Italiane SpA(4)	4,800	145,212
RAI Way SpA(4)	30,615	164,126
Recordati Industria Chimica e Farmaceutica SpA	5,265	313,631
Reply SpA	507	64,339
Ryanair Holdings PLC	21,064	590,666
Snam SpA	21,057	142,784
STMicroelectronics NV	13,375	711,836
Technogym SpA(4)	8,845	138,384
Technoprobe SpA(2)	4,310	137,863
Terna - Rete Elettrica Nazionale	10,080	115,558
Unipol Assicurazioni SpA	4,200	131,416
Webuild SpA(1)	32,000	83,073
		$ 9,446,899
Japan — 12.6%
Activia Properties, Inc.	105	$ 94,046
ADEKA Corp.	3,900	95,188
Advance Residence Investment Corp.	90	83,505
Aeon Co. Ltd.(1)	25,010	214,579
AEON REIT Investment Corp.(1)	107	81,789
AGC, Inc.	1,400	52,798
Aica Kogyo Co. Ltd.	2,500	57,641
Air Water, Inc.	4,700	73,712
Aisin Corp.	4,800	66,176
Alfresa Holdings Corp.	8,500	123,293
Asahi Group Holdings Ltd.(1)	15,200	158,630
Asahi Kasei Corp.	15,600	166,529
Astellas Pharma, Inc.	21,300	292,551
Azbil Corp.	7,600	78,698
Bandai Namco Holdings, Inc.	5,000	144,846
Bridgestone Corp.	6,400	158,051
Brother Industries Ltd.	3,900	97,122
Calbee, Inc.	3,000	54,715
Canon, Inc.(1)	4,100	114,124
Central Japan Railway Co.	3,200	79,631
Chubu Electric Power Co., Inc.	16,500	285,699
Chugai Pharmaceutical Co. Ltd.	6,500	282,044
Coca-Cola Bottlers Japan Holdings, Inc.	3,500	84,108
Comforia Residential REIT, Inc.(1)	141	90,371
Cosmo Energy Holdings Co. Ltd.	8,600	214,011
Cosmos Pharmaceutical Corp.	1,600	64,536
Daicel Corp.	11,400	102,863
Daifuku Co. Ltd.	2,500	92,090
Daiichi Life Group, Inc.	13,600	163,980
Security	Shares	Value
Japan (continued)
Daikin Industries Ltd.	800	$ 115,884
Daito Trust Construction Co. Ltd.(1)	6,000	126,648
Daiwa House Industry Co. Ltd.	7,700	226,122
Daiwa House REIT Investment Corp.	108	83,619
Daiwa Office Investment Corp.	35	74,854
Daiwa Securities Group, Inc.	8,000	89,493
Denka Co. Ltd.	2,600	55,078
Denso Corp.	11,100	136,296
Dentsu Group, Inc.	6,400	142,008
DIC Corp.	2,200	60,500
Dowa Holdings Co. Ltd.	900	45,919
East Japan Railway Co.(1)	3,400	78,229
Fast Retailing Co. Ltd.	600	293,802
Food & Life Cos. Ltd.	2,400	83,792
FUJIFILM Holdings Corp.	3,900	91,805
Fujitsu Ltd.	7,300	168,260
Fukuoka Financial Group, Inc.	2,500	114,276
GLP J-Reit	113	102,689
Hachijuni Nagano Bank Ltd.	4,700	73,029
Hakuhodo DY Holdings, Inc.(1)	15,700	128,135
Hankyu Hanshin Holdings, Inc.(1)	2,000	59,176
Hikari Tsushin, Inc.	200	48,903
Hirose Electric Co. Ltd.	340	57,293
Honda Motor Co. Ltd.	18,400	185,465
House Foods Group, Inc.	4,300	104,589
Hulic Co. Ltd.	9,300	102,251
Hulic Reit, Inc.(1)	84	83,037
Ibiden Co. Ltd.	1,000	100,043
Idemitsu Kosan Co. Ltd.	28,800	235,772
Industrial & Infrastructure Fund Investment Corp.(1)	66	58,398
Inpex Corp.	18,900	435,620
Internet Initiative Japan, Inc.	5,900	129,516
Isuzu Motors Ltd.(1)	5,400	80,566
Ito En Ltd.	3,200	59,870
ITOCHU Corp.	15,200	190,754
Japan Exchange Group, Inc.	7,600	103,384
Japan Logistics Fund, Inc.(1)	82	50,848
Japan Metropolitan Fund Investment Corp.	98	72,389
Japan Post Bank Co. Ltd.	7,100	137,279
Japan Post Holdings Co. Ltd.	10,900	161,259
Japan Post Insurance Co. Ltd.	6,600	72,673
Japan Prime Realty Investment Corp.	102	62,676
Japan Real Estate Investment Corp.	126	96,421
Japan Tobacco, Inc.	9,300	414,658
JFE Holdings, Inc.	9,800	111,192
Kadokawa Corp.(1)	5,400	118,165
6
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Kajima Corp.	2,100	$ 70,170
Kaneka Corp.	2,000	71,153
Kansai Paint Co. Ltd.(1)	2,800	49,564
Kao Corp.	9,000	185,005
Kawasaki Kisen Kaisha Ltd.(1)	4,200	74,839
KDDI Corp.	22,700	418,218
KDX Realty Investment Corp.	55	53,754
Kewpie Corp.	1,500	42,867
Keyence Corp.	500	250,793
Kioxia Holdings Corp.(2)	600	167,242
Kirin Holdings Co. Ltd.	6,800	125,798
Kobe Bussan Co. Ltd.	3,800	66,438
Kobe Steel Ltd.	8,100	104,841
Konami Group Corp.	1,500	193,229
Kubota Corp.	6,200	105,186
Kyocera Corp.	5,700	129,999
Kyoto Financial Group, Inc.	3,900	107,500
Kyowa Kirin Co. Ltd.(1)	8,300	133,236
LaSalle Logiport REIT	33	31,567
Lasertec Corp.	300	68,920
Lion Corp.	3,900	41,808
LY Corp.	43,800	122,037
Marui Group Co. Ltd.	3,300	61,477
Maruichi Steel Tube Ltd.	7,600	84,873
Mebuki Financial Group, Inc.	8,000	74,128
Medipal Holdings Corp.	7,200	129,647
MEIJI Holdings Co. Ltd.(1)	4,500	107,025
Minebea Mitsumi, Inc.	2,100	47,826
Mitsubishi Chemical Group Corp.	11,500	84,627
Mitsubishi Corp.	6,600	197,292
Mitsubishi Electric Corp.	4,700	169,309
Mitsubishi Estate Logistics REIT Investment Corp.	68	53,110
Mitsubishi Gas Chemical Co., Inc.	2,000	51,661
Mitsubishi HC Capital, Inc.(1)	8,800	81,023
Mitsui & Co. Ltd.	6,400	196,379
Mitsui Chemicals, Inc.	6,200	81,516
Mitsui Fudosan Accommodations Fund, Inc.	107	82,438
Mitsui Fudosan Co. Ltd.	34,700	338,027
Mitsui Fudosan Logistics Park, Inc.(1)	86	58,252
Mitsui Fudosan Retail Fund Investment Corp.	100	51,454
Mitsui OSK Lines Ltd.(1)	1,300	48,025
MS&AD Insurance Group Holdings, Inc.	6,000	184,701
Murata Manufacturing Co. Ltd.	5,100	232,378
NEC Corp.	5,900	175,340
Nexon Co. Ltd.	9,500	148,888
NGK Corp.	1,400	47,900
Security	Shares	Value
Japan (continued)
NH Foods Ltd.	1,800	$ 70,691
Nichirei Corp.	6,500	90,409
Nintendo Co. Ltd.	9,300	443,630
Nippon Building Fund, Inc.	155	130,743
Nippon Gas Co. Ltd.	8,000	142,538
Nippon Paint Holdings Co. Ltd.(1)	13,500	101,870
Nippon Prologis REIT, Inc.	144	81,836
Nippon Sanso Holdings Corp.(1)	2,200	79,088
Nippon Shinyaku Co. Ltd.	3,900	82,956
Nippon Shokubai Co. Ltd.	3,300	44,392
Nippon Steel Corp.(1)	41,900	170,693
Nippon Yusen KK	1,700	65,276
Nissan Chemical Corp.	2,200	102,262
Nissan Motor Co. Ltd.(2)	41,600	87,829
Nisshin Seifun Group, Inc.	6,000	75,955
Nissin Foods Holdings Co. Ltd.(1)	3,700	66,889
Niterra Co. Ltd.(1)	1,500	87,598
Nitori Holdings Co. Ltd.(1)	4,500	72,598
NOF Corp.	3,700	64,289
Nomura Real Estate Master Fund, Inc.	83	79,385
Nomura Research Institute Ltd.(1)	4,000	118,334
NTT UD REIT Investment Corp.	62	53,376
NTT, Inc.	301,800	289,279
Obayashi Corp.	3,500	68,790
Obic Co. Ltd.	4,500	129,076
Oji Holdings Corp.	10,100	55,538
Omron Corp.	3,100	103,662
Ono Pharmaceutical Co. Ltd.	9,500	141,977
Oriental Land Co. Ltd.(1)	3,900	77,843
ORIX Corp.	4,800	193,725
Orix JREIT, Inc.	98	63,416
Osaka Gas Co. Ltd.	8,600	295,057
Otsuka Corp.	4,000	82,538
Otsuka Holdings Co. Ltd.	5,500	381,367
Pan Pacific International Holdings Corp.	16,800	95,337
Recruit Holdings Co. Ltd.	2,900	229,334
Rinnai Corp.	2,300	51,433
Rohm Co. Ltd.	1,700	45,078
Ryohin Keikaku Co. Ltd.	3,800	99,675
Santen Pharmaceutical Co. Ltd.	12,500	147,577
Sapporo Breweries Ltd.(1)	6,000	75,760
SCREEN Holdings Co. Ltd.	600	45,771
Secom Co. Ltd.	2,000	86,152
Seiko Epson Corp.	6,500	119,061
Sekisui Chemical Co. Ltd.	4,400	73,231
Sekisui House Ltd.(1)	4,500	98,515
7
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Sekisui House Reit, Inc.	160	$ 76,096
Shimadzu Corp.	3,000	76,298
Shimano, Inc.(1)	600	75,738
Shimizu Corp.	4,000	58,923
Shionogi & Co. Ltd.	11,000	198,894
Shizuoka Financial Group, Inc.	4,100	80,873
SKY Perfect JSAT Corp.(1)	5,200	67,732
SMC Corp.	200	86,412
SoftBank Corp.	256,500	360,018
Sompo Holdings, Inc.	3,500	155,388
Sony Financial Group, Inc.	73,100	70,870
Square Enix Holdings Co. Ltd.	7,900	137,543
Subaru Corp.	4,900	83,410
Sugi Holdings Co. Ltd.	3,900	69,116
Sumitomo Chemical Co. Ltd.	24,900	80,572
Sumitomo Corp.	13,500	140,129
Sumitomo Mitsui Trust Group, Inc.	14,400	148,071
Sundrug Co. Ltd.	3,000	71,311
Suntory Beverage & Food Ltd.	3,200	92,775
T&D Holdings, Inc.	4,500	141,821
Taiheiyo Cement Corp.	3,000	75,968
Taisei Corp.	700	56,702
Taiyo Holdings Co. Ltd.	1,400	41,297
Takeda Pharmaceutical Co. Ltd.	15,500	532,202
TDK Corp.	6,300	121,139
TISI, Inc.	2,900	69,526
Toho Co. Ltd.(1)	4,900	47,053
Toho Gas Co. Ltd.	22,200	160,783
Toho Holdings Co. Ltd.(1)	4,800	121,048
Tokio Marine Holdings, Inc.	5,700	290,508
Tokuyama Corp.	2,400	56,296
Tokyo Gas Co. Ltd.	7,300	281,816
Tokyu Corp.	5,500	60,379
TOPPAN Holdings, Inc.(1)	1,500	42,061
Toray Industries, Inc.(1)	13,300	95,537
Tosoh Corp.	4,800	80,729
Toyo Seikan Group Holdings Ltd.	2,000	50,818
Toyota Motor Corp.	32,700	618,837
Toyota Tsusho Corp.	2,600	107,914
Trend Micro, Inc.	1,900	76,555
Tsumura & Co.	4,300	102,904
Tsuruha Holdings, Inc.	5,060	77,245
UACJ Corp.	3,100	45,249
UBE Corp.	4,500	89,114
Unicharm Corp.	20,000	126,859
United Urban Investment Corp.	51	52,117
Security	Shares	Value
Japan (continued)
USS Co. Ltd.	5,400	$ 68,196
Yakult Honsha Co. Ltd.(1)	4,500	79,639
Yamaguchi Financial Group, Inc.	5,100	94,305
Yamato Kogyo Co. Ltd.	1,000	84,184
Yamazaki Baking Co. Ltd.	4,000	84,531
Yokohama Financial Group, Inc.	6,300	71,712
Zensho Holdings Co. Ltd.	900	56,197
Zeon Corp.	6,600	92,555
		$ 26,437,215
Netherlands — 4.4%
ABN AMRO Bank NV(3)	1,100	$ 49,761
Akzo Nobel NV(1)	4,694	328,780
Arcadis NV	1,400	65,886
Argenx SE(2)	92	78,798
ASML Holding NV	928	1,529,293
ASR Nederland NV	1,173	95,901
Basic-Fit NV(2)(4)	915	36,608
Corbion NV	2,054	44,888
DSM-Firmenich AG	4,769	514,135
Euronext NV(4)	1,200	219,415
IMCD NV	2,295	251,431
ING Groep NV	16,761	589,007
Koninklijke Ahold Delhaize NV	27,600	1,091,719
Koninklijke KPN NV	107,794	508,986
Koninklijke Philips NV	23,554	620,597
NN Group NV	2,568	242,063
NSI NV(1)	4,268	81,879
OCI NV(2)	8,600	40,145
Pharvaris NV(2)	3,200	104,384
PostNL NV(1)	57,800	59,977
Prosus NV	23,709	1,101,824
Randstad NV(1)	2,400	101,462
SBM Offshore NV	7,217	269,525
Signify NV(4)	2,600	44,441
TKH Group NV	5,085	250,720
Universal Music Group NV	28,209	465,436
Wereldhave NV	2,950	65,193
Wolters Kluwer NV	5,288	415,153
		$ 9,267,407
New Zealand — 1.0%
a2 Milk Co. Ltd.	46,668	$ 225,417
Auckland International Airport Ltd.	52,687	270,137
Channel Infrastructure NZ Ltd.	52,747	106,026
Contact Energy Ltd.	21,482	114,878
8
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
New Zealand (continued)
Fisher & Paykel Healthcare Corp. Ltd.	6,872	$ 164,356
Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd.	122,029	144,263
Infratil Ltd.	23,862	207,141
Meridian Energy Ltd.	37,400	125,413
Ryman Healthcare Ltd.(2)	29,700	37,483
Scales Corp. Ltd.	8,100	30,984
Spark New Zealand Ltd.(1)	260,706	294,744
Summerset Group Holdings Ltd.(1)	7,000	34,328
Tower Ltd.	28,900	31,717
Vital Healthcare Property Trust	86,400	96,020
Xero Ltd.(2)	5,615	280,329
		$ 2,163,236
Norway — 2.2%
Atea ASA	10,343	$ 187,683
Bluenord ASA	881	48,038
DHT Holdings, Inc.	3,000	55,710
DNB Bank ASA	8,921	287,244
DNO ASA	25,540	45,418
Elkem ASA(2)(4)	11,500	37,762
Elmera Group ASA(4)	11,088	53,297
Entra ASA(4)	3,385	37,825
Equinor ASA	6,711	275,493
Europris ASA(4)	20,591	185,509
Frontline PLC	2,678	106,796
Gjensidige Forsikring ASA	2,348	70,043
Kitron ASA	18,681	170,895
Kongsberg Gruppen ASA	10,680	332,826
Kongsberg Maritime AS(2)	20,780	117,281
LINK Mobility Group Holding ASA(2)	27,651	74,855
Mowi ASA	14,383	308,015
Norbit ASA	4,904	90,998
Norconsult Norge AS	27,400	112,351
Nordic American Tankers Ltd.	5,900	38,527
Norsk Hydro ASA	32,448	299,301
Orkla ASA	25,513	283,397
Pexip Holding ASA	8,717	74,217
PhotoCure ASA(2)	6,070	34,064
Scatec ASA(2)(4)	9,618	93,006
SpareBank 1 SMN	3,200	66,382
SpareBank 1 Sor-Norge ASA	2,800	62,725
Storebrand ASA	5,248	111,705
Telenor ASA	42,104	595,198
Security	Shares	Value
Norway (continued)
Var Energi ASA	9,625	$ 48,356
Yara International ASA	4,965	234,208
		$ 4,539,125
Portugal — 1.1%
Banco Comercial Portugues SA, Class R	331,523	$ 408,471
CTT-Correios de Portugal SA	24,014	170,793
EDP SA	61,706	317,743
Galp Energia SGPS SA	18,063	410,222
Jeronimo Martins SGPS SA	21,017	421,494
Navigator Co. SA(1)	54,525	204,958
NOS SGPS SA	33,258	185,109
REN - Redes Energeticas Nacionais SGPS SA	11,300	44,983
Semapa-Sociedade de Investimento e Gestao	4,100	95,174
		$ 2,258,947
Singapore — 4.3%
Aztech Global Ltd.(3)	178,000	$ 92,852
BOC Aviation Ltd.(4)	9,700	95,614
BW LPG Ltd.(4)	9,191	210,696
CapitaLand Ascendas REIT	106,100	212,516
CapitaLand Integrated Commercial Trust	116,000	225,125
Centurion Accommodation REIT	96,300	84,777
ComfortDelGro Corp. Ltd.	81,100	84,771
Frasers Centrepoint Trust	68,700	121,531
Frasers Logistics & Commercial Trust(3)	148,000	114,244
Genting Singapore Ltd.(1)	817,500	404,622
Golden Agri-Resources Ltd.	760,400	168,939
Hutchison Port Holdings Trust	471,800	91,115
Jardine Cycle & Carriage Ltd.	4,300	98,543
Jinhai Medical Technology Ltd.(2)	85,000	39,462
Karooooo Ltd.	3,200	205,552
Kenon Holdings Ltd.	1,292	88,093
Keppel DC REIT	52,364	91,058
Keppel Infrastructure Trust	354,100	150,380
Mapletree Industrial Trust(1)	74,010	111,371
Oversea-Chinese Banking Corp. Ltd.	37,700	856,289
Parkway Life Real Estate Investment Trust	33,300	109,583
Raffles Medical Group Ltd.	87,000	59,720
SATS Ltd.	37,800	139,365
Sea Ltd. ADR(2)	8,073	861,712
Sembcorp Industries Ltd.(1)	67,700	291,183
Sheng Siong Group Ltd.	63,200	164,484
SIA Engineering Co. Ltd.	28,600	69,155
Singapore Airlines Ltd.	33,900	203,359
Singapore Exchange Ltd.	17,200	327,904
9
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Singapore (continued)
Singapore Post Ltd.	184,600	$ 48,934
Singapore Technologies Engineering Ltd.	30,800	242,020
Singapore Telecommunications Ltd.	333,400	1,153,530
United Overseas Bank Ltd.	18,000	608,743
UOL Group Ltd.	12,300	94,911
Venture Corp. Ltd.	34,700	432,354
Wilmar International Ltd.	220,300	673,699
XP Power Ltd.(2)	1,169	25,485
		$ 9,053,691
Spain — 4.2%
Aena SME SA(4)	11,310	$ 348,663
Almirall SA	4,414	56,656
Amadeus IT Group SA	5,436	335,494
Banco Bilbao Vizcaya Argentaria SA	24,543	687,987
Banco de Sabadell SA	40,606	155,895
Bankinter SA	7,508	138,109
CaixaBank SA	21,931	318,577
Cellnex Telecom SA(2)(4)	12,667	393,488
CIE Automotive SA	1,500	45,809
Ebro Foods SA	3,700	78,138
Elecnor SA	3,652	144,418
Enagas SA	3,095	60,330
Ence Energia y Celulosa SA(1)(2)	32,310	95,943
Faes Farma SA	17,635	92,606
Ferrovial NV(1)	7,572	496,012
Grifols SA ADR	15,600	122,772
Iberdrola SA	36,577	868,835
Indra Sistemas SA	3,100	203,814
Industria de Diseno Textil SA	12,179	794,845
Laboratorios Farmaceuticos Rovi SA(1)	1,351	91,214
Logista Integral SA	3,221	137,413
Mapfre SA	30,017	153,489
Merlin Properties Socimi SA	19,351	336,323
Naturgy Energy Group SA(1)	4,500	150,119
Redeia Corp. SA	4,678	82,506
Repsol SA	42,766	1,305,262
Telefonica SA	175,502	724,593
Unicaja Banco SA(4)	30,724	118,141
Vidrala SA(1)	1,962	198,438
Viscofan SA	2,562	169,759
		$ 8,905,648
Sweden — 4.3%
AcadeMedia AB(4)	5,655	$ 59,348
Addnode Group AB	24,295	97,875
Security	Shares	Value
Sweden (continued)
AddTech AB, Class B(1)	1,372	$ 49,922
Alfa Laval AB	1,495	88,471
Alleima AB(1)	9,004	107,009
Ambea AB(4)	5,092	77,184
Arjo AB, Class B(1)	27,848	79,212
Asker Healthcare Group AB(1)	13,064	111,159
Assa Abloy AB, Class B	2,598	96,401
Atrium Ljungberg AB, Class B	17,844	49,848
Attendo AB(4)	6,868	78,994
Avanza Bank Holding AB	1,775	72,839
Betsson AB, Class B	5,159	49,863
Billerud AB	9,447	75,328
BioGaia AB, Class B	6,324	76,815
Boliden AB	7,272	365,909
BoneSupport Holding AB(1)(2)(4)	4,452	103,092
Castellum AB(1)	14,690	206,179
Cibus Real Estate AB publ(1)	5,400	81,479
Clas Ohlson AB, Class B	1,689	74,415
Dynavox Group AB(1)	12,538	94,576
Essity AB, Class B	33,314	967,795
Evolution AB(2)(4)	3,576	272,925
Fabege AB	12,133	95,156
Fastighets AB Balder, Class B(1)(2)	27,173	148,724
Granges AB	3,004	56,574
H & M Hennes & Mauritz AB, Class B(1)	11,576	212,000
Hanza AB	7,858	110,889
Hexpol AB	9,209	85,717
HMS Networks AB	1,863	96,492
Holmen AB, Class B	2,885	97,839
Hufvudstaden AB, Class A	6,868	87,458
Investor AB, Class B	10,238	442,260
JM AB(1)	3,611	46,726
Lifco AB, Class B	1,854	63,144
Logistea AB, Class B	62,549	87,749
Loomis AB	1,300	71,740
Medicover AB, Class B	4,354	103,184
Modern Times Group MTG AB, Class B(2)	2,653	36,446
Nordnet AB publ	1,525	58,421
PPI Public Property Invest AB, Class A	19,100	38,795
RaySearch Laboratories AB	1,617	30,432
Rusta AB	5,795	53,612
Saab AB, Class B	1,353	85,019
Sagax AB, Class D	17,175	59,896
Scandic Hotels Group AB(4)	11,200	99,658
Securitas AB, Class B	4,089	65,687
Skanska AB, Class B	2,760	77,446
10
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
SkiStar AB	5,226	$ 91,568
Spotify Technology SA(2)	1,529	764,408
SSAB AB, Class A	5,183	54,566
Svenska Cellulosa AB SCA, Class B	16,452	187,045
Svenska Handelsbanken AB, Class A	11,980	183,181
Sweco AB, Class B	6,005	84,777
Swedbank AB, Class A	6,016	240,640
Swedish Logistic Property AB, Class B(2)	18,110	70,175
Swedish Orphan Biovitrum AB(2)	5,615	278,258
Synsam AB	11,599	69,053
Tele2 AB, Class B	4,958	85,893
Telefonaktiebolaget LM Ericsson, Class B	50,765	499,359
Telia Co. AB(1)	21,669	100,419
Trelleborg AB, Class B	1,944	86,419
Vimian Group AB(1)(2)	21,300	75,924
Vitec Software Group AB, Class B(1)	4,271	103,341
Volvo AB, Class A	2,100	80,503
Volvo AB, Class B	4,808	183,914
Wihlborgs Fastigheter AB	10,908	88,717
		$ 9,075,862
Switzerland — 8.2%
ABB Ltd.	6,000	$ 591,953
Accelleron Industries AG	1,082	97,960
Adecco Group AG	2,467	68,956
ALSO Holding AG	555	132,787
Banque Cantonale Vaudoise(1)	985	154,519
Barry Callebaut AG	28	39,010
BKW AG	615	101,599
Bossard Holding AG, Class A	361	101,143
Bucher Industries AG	260	102,152
Cembra Money Bank AG	1,083	120,407
Chocoladefabriken Lindt & Spruengli AG	9	103,879
Chocoladefabriken Lindt & Spruengli AG	1	117,751
Cie Financiere Richemont SA, Class A	8,426	1,991,415
DKSH Holding AG	1,085	90,072
dormakaba Holding AG	1,310	94,393
EMS-Chemie Holding AG(1)	335	339,234
Flughafen Zurich AG	210	61,730
Galenica AG(4)	1,609	170,927
Geberit AG	341	224,685
Georg Fischer AG	1,994	127,856
Givaudan SA	158	631,503
Helvetia Baloise Holding AG	1,019	273,264
Huber & Suhner AG	315	74,250
Kuehne & Nagel International AG	533	135,735
Security	Shares	Value
Switzerland (continued)
Landis & Gyr Group AG	2,498	$ 141,507
Logitech International SA	5,420	553,546
Nestle SA	21,526	2,151,545
Novartis AG	6,864	1,073,473
On Holding AG, Class A(2)	3,700	134,088
PSP Swiss Property AG	1,971	355,600
Roche Holding AG	2,537	1,108,903
Roche Holding AG PC	441	195,493
Schindler Holding AG	175	53,528
Schindler Holding AG PC	551	173,444
SFS Group AG	414	67,776
SGS SA	1,521	180,233
SIG Group AG(2)	17,303	314,422
Sika AG	3,637	818,291
SMG Swiss Marketplace Group AG(4)	1,347	42,497
Softwareone Holding AG	12,370	134,677
St. Galler Kantonalbank AG	183	147,234
Stadler Rail AG	3,258	98,933
Swatch Group AG	2,311	103,553
Swatch Group AG, Bearer Shares	647	144,654
Swiss Life Holding AG	277	326,859
Swiss Prime Site AG	3,483	568,077
Swiss Re AG	2,500	416,037
Swisscom AG	908	697,749
Temenos AG	989	82,270
Valiant Holding AG	850	166,157
Vontobel Holding AG	1,045	111,828
Zurich Insurance Group AG	1,036	789,150
		$ 17,098,704
United Kingdom — 8.6%
Admiral Group PLC	2,197	$ 111,371
Alfa Financial Software Holdings PLC(4)	55,418	122,821
AstraZeneca PLC	5,525	939,859
Autotrader Group PLC(4)	49,146	347,029
Aviva PLC	13,340	124,852
B&M European Value Retail PLC(1)	25,444	76,486
Babcock International Group PLC	6,218	94,393
BAE Systems PLC	10,411	294,728
Balfour Beatty PLC	8,604	100,303
Barratt Redrow PLC	17,653	70,157
Berkeley Group Holdings PLC(2)	2,382	112,508
Big Yellow Group PLC	7,834	93,791
Breedon Group PLC	33,909	151,827
British American Tobacco PLC	11,204	679,645
British Land Co. PLC	27,209	162,700
11
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
BT Group PLC	178,626	$ 483,655
Bunzl PLC	3,200	120,759
Bytes Technology Group PLC(1)	29,319	159,466
Compass Group PLC	14,575	462,842
Croda International PLC	3,185	137,887
Custodian Property Income REIT PLC	73,270	85,540
Derwent London PLC(1)	3,277	92,995
Diploma PLC	725	71,799
Dunelm Group PLC	8,484	99,231
easyJet PLC	7,827	66,635
Elementis PLC	60,494	145,822
Endeavour Mining PLC	2,512	119,836
Experian PLC	3,511	132,469
Fresnillo PLC	3,591	120,966
Games Workshop Group PLC	399	102,855
Grainger PLC	24,778	58,470
Greggs PLC	4,300	108,839
GSK PLC	14,970	389,263
Haleon PLC	36,412	178,257
Halma PLC	8,059	385,036
Hiscox Ltd.	3,079	75,170
Hochschild Mining PLC	11,878	69,740
Howden Joinery Group PLC	4,288	45,691
HSBC Holdings PLC	33,096	704,790
IG Group Holdings PLC	4,300	84,734
IMI PLC	1,367	54,323
Imperial Brands PLC	8,633	327,630
Intertek Group PLC	1,573	124,241
Johnson Matthey PLC	5,461	147,526
Land Securities Group PLC	18,420	175,449
Lloyds Banking Group PLC	129,221	199,726
London Stock Exchange Group PLC	1,090	122,617
LondonMetric Property PLC	65,261	172,524
Manchester United PLC, Class A(1)(2)	7,118	163,785
Mitchells & Butlers PLC(2)	12,552	46,469
Mitie Group PLC	20,269	56,821
Moonpig Group PLC	17,373	64,389
Morgan Sindall Group PLC	671	40,377
National Grid PLC	61,320	981,479
NatWest Group PLC	23,499	221,657
NCC Group PLC(1)	76,656	146,110
Next PLC	1,086	217,480
Pearson PLC	9,319	157,255
Pets at Home Group PLC	16,559	47,272
Picton Property Income Ltd.	79,298	79,626
Pinewood Technologies Group PLC(1)(2)	33,808	195,812
Security	Shares	Value
United Kingdom (continued)
Primary Health Properties PLC	84,297	$ 107,439
QinetiQ Group PLC	7,188	49,212
RELX PLC	6,324	222,427
Rentokil Initial PLC	11,427	52,624
Rio Tinto PLC	6,707	651,717
Rotork PLC	9,619	63,369
Sage Group PLC	25,993	342,405
Serco Group PLC	16,961	55,333
Severn Trent PLC	7,599	308,169
Shell PLC	37,723	1,726,646
Sirius Real Estate Ltd.(1)	59,884	80,187
Smith & Nephew PLC	3,710	58,035
Smiths Group PLC	2,278	81,346
Softcat PLC	11,901	312,287
Supermarket Income REIT PLC(1)	77,547	90,072
Target Healthcare REIT PLC	67,592	103,407
Taylor Wimpey PLC(1)	48,881	51,467
Trainline PLC(2)(4)	18,129	57,881
Unilever PLC	10,563	672,098
UNITE Group PLC(1)	17,210	125,017
United Utilities Group PLC	17,339	322,928
Vodafone Group PLC	446,535	708,647
		$ 17,970,498
Total Common Stocks (identified cost $148,802,134)		$206,899,537

Warrants — 0.0%

Security	Shares	Value
Italy — 0.0%
Webuild SpA, Exp. 8/2/30(1)(2)(5)	14,207	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 1.7%

Affiliated Fund — 0.2%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(6)	358,042	$ 358,042
Total Affiliated Fund (identified cost $358,042)		$ 358,042

12
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Securities Lending Collateral — 1.5%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(7)	3,227,848	$ 3,227,848
Total Securities Lending Collateral (identified cost $3,227,848)		$ 3,227,848
Total Short-Term Investments (identified cost $3,585,890)		$ 3,585,890

Total Investments — 100.4% (identified cost $152,388,024)	$210,485,427
Other Assets, Less Liabilities — (0.4)%	$ (876,249)
Net Assets — 100.0%	$209,609,178

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at July 31, 2026. The aggregate market value of securities on loan at July 31, 2026 was $12,837,999.
(2)	Non-income producing security.
(3)
Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities
Act of 1933, as amended. At July 31, 2026, the aggregate value of these securities is $913,023 or 0.4% of the Fund's net assets.

(4)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $6,050,902 or 2.9% of the Fund's net assets.

(5)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(6)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of July 31, 2026.
(7)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.4%	$26,058,017
Industrials	11.2	23,547,194
Consumer Discretionary	10.4	21,725,698
Consumer Staples	9.5	19,942,921
Health Care	9.2	19,286,688
Materials	8.9	18,699,641
Information Technology	8.8	18,341,761
Communication Services	8.5	17,920,233
Real Estate	6.9	14,403,354
Utilities	6.9	14,388,820
Energy	6.0	12,585,210
Short-Term Investments	1.7	3,585,890
Total Investments	100.4%	$210,485,427

Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares
13
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2026
Statement of Assets and Liabilities (Unaudited)

July 31, 2026
Assets
Unaffiliated investments, at value (identified cost $152,029,982) — including $12,837,999 of securities on loan	$210,127,385
Affiliated investments, at value (identified cost $358,042)	358,042
Foreign currency, at value (identified cost $304,605)	307,045
Dividends receivable	187,994
Dividends receivable from affiliated investments	2,290
Receivable for Fund shares sold	21,731
Securities lending income receivable	6,808
Tax reclaims receivable	2,321,972
Receivable from affiliates	9,994
Trustees' deferred compensation plan	35,948
Total assets	$213,379,209
Liabilities
Collateral for securities loaned	$3,227,848
Payable for Fund shares redeemed	324,794
Payable to affiliates:
Investment adviser and administration fee	69,239
Distribution and service fees	6,783
Sub-transfer agency fee	3,712
Trustees' deferred compensation plan	35,948
Accrued foreign capital gains taxes	3,928
Accrued expenses	97,779
Total liabilities	$3,770,031
Net Assets	$209,609,178
Sources of Net Assets
Paid-in capital	$126,568,468
Distributable earnings	83,040,710
Net Assets	$209,609,178
Class A Shares
Net Assets	$25,882,481
Shares Outstanding	1,528,931
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.93
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$17.87
Class I Shares
Net Assets	$109,490,086
Shares Outstanding	6,438,057
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.01
Class R Shares
Net Assets	$3,186,510
Shares Outstanding	190,452
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.73
14
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2026
Statement of Assets and Liabilities (Unaudited) — continued

July 31, 2026
Class R6 Shares
Net Assets	$71,050,101
Shares Outstanding	4,193,699
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.94

On sales of $50,000 or more, the offering price of Class A shares is reduced.
15
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $489,233)	$4,051,313
Dividend income from affiliated investments	11,810
Securities lending income, net	52,024
Other income	163,044
Total investment income	$4,278,191
Expenses
Investment adviser and administration fee	$385,659
Distribution and service fees:
Class A	32,542
Class R	8,064
Trustees’ fees and expenses	5,863
Custodian fee	55,408
Transfer and dividend disbursing agent fees	57,105
Legal and accounting services	51,212
Printing and postage	13,013
Registration fees	32,248
Interest expense and fees	14,908
Miscellaneous	17,859
Total expenses	$673,881
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$145,554
Total expense reductions	$145,554
Net expenses	$528,327
Net investment income	$3,749,864
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $327)	$13,135,720
Foreign currency transactions	(32,402)
Net realized gain	$13,103,318
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $4,139)	$(6,475,621)
Foreign currency	(75,451)
Net change in unrealized appreciation (depreciation)	$(6,551,072)
Net realized and unrealized gain	$6,552,246
Net increase in net assets from operations	$10,302,110
16
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2026
Statements of Changes in Net Assets

	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31, 2026
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,749,864	$8,273,362
Net realized gain	13,103,318	39,736,167
Net change in unrealized appreciation (depreciation)	(6,551,072)	20,363,665
Net increase in net assets from operations	$10,302,110	$68,373,194
Distributions to shareholders:
Class A	$—	$(3,265,251)
Class I	—	(14,011,058)
Class R	—	(396,408)
Class R6	—	(10,935,736)
Total distributions to shareholders	$—	$(28,608,453)
Transactions in shares of beneficial interest:
Class A	$(2,522,705)	$(5,475,557)
Class I	(433,020)	(35,204,078)
Class R	(638,432)	(19,586)
Class R6	5,705,997	(67,530,550)
Net increase (decrease) in net assets from Fund share transactions	$2,111,840	$(108,229,771)
Net increase (decrease) in net assets	$12,413,950	$(68,465,030)
Net Assets
At beginning of period	$197,195,228	$265,660,258
At end of period	$209,609,178	$197,195,228
17
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2026
Financial Highlights

	Class A
	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31,
		2026	2025	2024	2023	2022
Net asset value — Beginning of period	$16.11	$14.19	$13.92	$13.60	$14.97	$14.89
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.43	$0.44	$0.40	$0.35	$0.38
Net realized and unrealized gain (loss)	0.52	3.54	0.50	0.34	(1.22)	0.40
Total income (loss) from operations	$0.82	$3.97	$0.94	$0.74	$(0.87)	$0.78
Less Distributions
From net investment income	$—	$(0.73)	$(0.46)	$(0.42)	$(0.30)	$(0.42)
From net realized gain	—	(1.32)	(0.21)	—	(0.20)	(0.28)
Total distributions	$—	$(2.05)	$(0.67)	$(0.42)	$(0.50)	$(0.70)
Net asset value — End of period	$16.93	$16.11	$14.19	$13.92	$13.60	$14.97
Total Return(2)	5.09%(3)	28.67%	6.98%	5.44%	(5.51)%	5.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,882	$27,131	$28,628	$35,704	$56,337	$99,423
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.92%(5)(6)	0.86%(6)	0.88%(6)	0.83%(6)	0.83%(6)	0.79%
Net expenses	0.77%(5)(6)(7)	0.77%(6)(7)	0.78%(6)(7)	0.76%(6)(7)	0.76%(6)(7)	0.75%
Net investment income	3.70%(5)	2.69%	3.01%	2.93%	2.64%	2.36%
Portfolio Turnover	30%(3)	25%	19%	34%	14%	22%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable.
(3)	Not annualized.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Annualized.
(6)
Includes interest expense and fees of 0.02%, 0.02%, 0.03%, 0.01% and 0.01% of average daily net assets for the six months ended July 31, 2026 and the years ended January 31, 2026, 2025, 2024 and 2023, respectively.

(7)
Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund
(equal to less than 0.005% of average daily net assets for the six months ended July 31, 2026 and the years ended January 31, 2026, 2025,
2024 and 2023).

18
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31,
		2026	2025	2024	2023	2022
Net asset value — Beginning of period	$16.16	$14.24	$13.97	$13.66	$15.06	$14.98
Income (Loss) From Operations
Net investment income(1)	$0.33	$0.49	$0.49	$0.42	$0.38	$0.41
Net realized and unrealized gain (loss)	0.52	3.52	0.49	0.36	(1.23)	0.42
Total income (loss) from operations	$0.85	$4.01	$0.98	$0.78	$(0.85)	$0.83
Less Distributions
From net investment income	$—	$(0.77)	$(0.50)	$(0.47)	$(0.35)	$(0.47)
From net realized gain	—	(1.32)	(0.21)	—	(0.20)	(0.28)
Total distributions	$—	$(2.09)	$(0.71)	$(0.47)	$(0.55)	$(0.75)
Net asset value — End of period	$17.01	$16.16	$14.24	$13.97	$13.66	$15.06
Total Return(2)	5.26%(3)	28.94%	7.26%	5.67%	(5.30)%	5.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$109,490	$104,782	$120,855	$209,952	$281,658	$417,559
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.67%(5)(6)	0.61%(6)	0.63%(6)	0.58%(6)	0.58%(6)	0.54%
Net expenses	0.52%(5)(6)(7)	0.52%(6)(7)	0.53%(6)(7)	0.51%(6)(7)	0.51%(6)(7)	0.50%
Net investment income	4.00%(5)	3.06%	3.35%	3.07%	2.84%	2.57%
Portfolio Turnover	30%(3)	25%	19%	34%	14%	22%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Annualized.
(6)
Includes interest expense and fees of 0.02%, 0.02%, 0.03%, 0.01% and 0.01% of average daily net assets for the six months ended July 31, 2026 and the years ended January 31, 2026, 2025, 2024 and 2023, respectively.

(7)
Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund
(equal to less than 0.005% of average daily net assets for the six months ended July 31, 2026 and the years ended January 31, 2026, 2025,
2024 and 2023).

19
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2026
Financial Highlights — continued

	Class R
	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31,
		2026	2025	2024	2023	2022
Net asset value — Beginning of period	$15.94	$14.06	$13.79	$13.45	$14.83	$14.79
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.39	$0.39	$0.39	$0.30	$0.29
Net realized and unrealized gain (loss)	0.52	3.49	0.51	0.29	(1.20)	0.45
Total income (loss) from operations	$0.79	$3.88	$0.90	$0.68	$(0.90)	$0.74
Less Distributions
From net investment income	$—	$(0.68)	$(0.42)	$(0.34)	$(0.28)	$(0.42)
From net realized gain	—	(1.32)	(0.21)	—	(0.20)	(0.28)
Total distributions	$—	$(2.00)	$(0.63)	$(0.34)	$(0.48)	$(0.70)
Net asset value — End of period	$16.73	$15.94	$14.06	$13.79	$13.45	$14.83
Total Return(2)	4.96%(3)	28.35%	6.75%	5.06%	(5.77)%	4.93%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,187	$3,652	$3,200	$3,517	$7,248	$9,157
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.17%(5)(6)	1.11%(6)	1.13%(6)	1.08%(6)	1.08%(6)	1.04%
Net expenses	1.02%(5)(6)(7)	1.02%(6)(7)	1.03%(6)(7)	1.01%(6)(7)	1.01%(6)(7)	1.00%
Net investment income	3.41%(5)	2.43%	2.71%	2.86%	2.31%	1.83%
Portfolio Turnover	30%(3)	25%	19%	34%	14%	22%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Annualized.
(6)
Includes interest expense and fees of 0.02%, 0.02%, 0.03%, 0.01% and 0.01% of average daily net assets for the six months ended July 31, 2026 and the years ended January 31, 2026, 2025, 2024 and 2023, respectively.

(7)
Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund
(equal to less than 0.005% of average daily net assets for the six months ended July 31, 2026 and the years ended January 31, 2026, 2025,
2024 and 2023).

20
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31,
		2026	2025	2024	2023	2022
Net asset value — Beginning of period	$16.09	$14.19	$13.93	$13.63	$15.04	$14.96
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.50	$0.48	$0.40	$0.37	$0.42
Net realized and unrealized gain (loss)	0.54	3.50	0.50	0.38	(1.22)	0.42
Total income (loss) from operations	$0.85	$4.00	$0.98	$0.78	$(0.85)	$0.84
Less Distributions
From net investment income	$—	$(0.78)	$(0.51)	$(0.48)	$(0.36)	$(0.48)
From net realized gain	—	(1.32)	(0.21)	—	(0.20)	(0.28)
Total distributions	$—	$(2.10)	$(0.72)	$(0.48)	$(0.56)	$(0.76)
Net asset value — End of period	$16.94	$16.09	$14.19	$13.93	$13.63	$15.04
Total Return(2)	5.28%(3)	28.95%	7.31%	5.70%	(5.29)%	5.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$71,050	$61,630	$112,978	$139,761	$126,703	$136,299
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.64%(5)(6)	0.58%(6)	0.60%(6)	0.55%(6)	0.55%(6)	0.51%
Net expenses	0.49%(5)(6)(7)	0.49%(6)(7)	0.50%(6)(7)	0.48%(6)(7)	0.48%(6)(7)	0.47%
Net investment income	3.79%(5)	3.09%	3.32%	2.92%	2.78%	2.61%
Portfolio Turnover	30%(3)	25%	19%	34%	14%	22%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Annualized.
(6)
Includes interest expense and fees of 0.02%, 0.02%, 0.03%, 0.01% and 0.01% of average daily net assets for the six months ended July 31, 2026 and the years ended January 31, 2026, 2025, 2024 and 2023, respectively.

(7)
Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund
(equal to less than 0.005% of average daily net assets for the six months ended July 31, 2026 and the years ended January 31, 2026, 2025,
2024 and 2023).

21
See Notes to Financial Statements.

Parametric
International Equity Fund
July 31, 2026
Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies
Parametric International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares are offered at net asset value to shareholders who owned Investor Class shares, which were redesignated as Class A shares on January 15, 2020, and only for such shareholders’ accounts established prior to such date. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the
22

Parametric
International Equity Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders.
D Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of July 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J Interim Financial Statements—The interim financial statements relating to July 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2 Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
23

Parametric
International Equity Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$157,363,752
Gross unrealized appreciation	$61,315,658
Gross unrealized depreciation	(8,193,983)
Net unrealized appreciation	$53,121,675
3 Investment Adviser and Administration Fees and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375%
$2.5 billion but less than $5 billion	0.360%
$5 billion and over	0.350%
For the six months ended July 31, 2026, the investment adviser and administration fee amounted to $385,659 or 0.40% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2026, the investment adviser and administration fee paid was reduced by $550 relating to the Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.75%, 0.50%, 1.00% and 0.47% of the Fund’s average daily net assets for Class A, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after June 1, 2027. Pursuant to this agreement, EVM and Parametric were allocated $145,004 in total of the Fund’s operating expenses for the six months ended July 31, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2026, EVM earned $5,594 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $351 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2026. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended July 31, 2026 in the amount of $1,625. EVD also received distribution and service fees from Class A and Class R shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
24

Parametric
International Equity Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

4 Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2026 amounted to $32,542 for Class A shares.
The Fund also has in effect a distribution plan for Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended July 31, 2026, the Fund paid or accrued to EVD $4,032 for Class R shares.
Pursuant to the Class R Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2026 amounted to $4,032 for Class R shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5 Contingent Deferred Sales Charges
Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2026, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6 Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $64,111,396 and $58,658,652, respectively, for the six months ended July 31, 2026.
7 Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended July 31, 2026 (Unaudited)		Year Ended January 31, 2026
	Shares	Amount	Shares	Amount
Class A
Sales	76,983	$ 1,260,487	207,321	$ 3,349,536
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	212,793	3,262,113
Redemptions	(232,676)	(3,783,192)	(752,578)	(12,087,206)
Net decrease	(155,693)	$(2,522,705)	(332,464)	$ (5,475,557)
Class I
Sales	1,715,091	$28,359,580	2,831,725	$ 43,603,337
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	893,830	13,738,170
Redemptions	(1,761,381)	(28,792,600)	(5,728,268)	(92,545,585)
Net decrease	(46,290)	$ (433,020)	(2,002,713)	$(35,204,078)
25

Parametric
International Equity Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended July 31, 2026 (Unaudited)		Year Ended January 31, 2026
	Shares	Amount	Shares	Amount
Class R
Sales	15,639	$ 249,483	30,864	$ 491,964
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	26,129	396,378
Redemptions	(54,354)	(887,915)	(55,349)	(907,928)
Net increase (decrease)	(38,715)	$ (638,432)	1,644	$ (19,586)
Class R6
Sales	1,476,398	$23,776,268	1,532,789	$ 24,828,565
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	714,287	10,935,736
Redemptions	(1,111,980)	(18,070,271)	(6,378,871)	(103,294,851)
Net increase (decrease)	364,418	$ 5,705,997	(4,131,795)	$(67,530,550)
8 Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average interest rate (excluding fees) for the six months ended July 31, 2026 were $648,453 and 4.64%, respectively.
9 Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At July 31, 2026, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $12,837,999 and $13,668,711, respectively. Collateral received was comprised of cash of $3,227,848 and U.S. government and/or agencies securities of $10,440,863. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
26

Parametric
International Equity Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	˂30 days	30 to 90 days	˃90 days	Total
Common Stocks	$3,225,373	$ —	$ —	$ —	$3,225,373
Warrants	2,475	—	—	—	2,475
Total	$3,227,848	$ —	$ —	$ —	$3,227,848
The carrying amount of the liability for collateral for securities loaned at July 31, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at July 31, 2026.
10 Affiliated Investments
At July 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $358,042, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$359,407	$45,776,730	$(45,778,095)	$ —	$ —	$358,042	$11,810	358,042
11 Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia	$1,417,019	$43,038,372	$0	$44,455,391
Australasia/Pacific	122,951	19,894,090	—	20,017,041
Developed Europe	3,400,292	134,703,465	0	138,103,757
Developed Middle East	911,524	3,411,824	—	4,323,348
Total Common Stocks	$5,851,786	$201,047,751 **	$0	$206,899,537
27

Parametric
International Equity Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Warrants	$ —	$ —	$0	$0
Short-Term Investments:
Affiliated Fund	358,042	—	—	358,042
Securities Lending Collateral	3,227,848	—	—	3,227,848
Total Investments	$9,437,676	$201,047,751	$0	$210,485,427

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2026 is not presented.
12 Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
28

Parametric
International Equity Fund
July 31, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
• Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
• Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
• Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
• Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
• Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
• Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
• Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
29

Parametric
International Equity Fund
July 31, 2026
Board of Trustees’ Contract Approval — continued

• Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
• Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
• Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
• Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
• Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
• Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
• Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
• Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
• Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
• Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric International Equity Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio
30

Parametric
International Equity Fund
July 31, 2026
Board of Trustees’ Contract Approval — continued

Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board also noted the Adviser’s in-house equity research capabilities. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in global markets. The Board also noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. The Board considered information from the Adviser and the Sub-adviser regarding the reasons for the Fund’s relative underperformance, including stock selection in certain sectors within each country. In this regard, the Board determined to continue to monitor the performance of the Fund.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
31

Parametric
International Equity Fund
July 31, 2026
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct and indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by the Adviser and/or the Sub-adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
32

EAISX-NCSR 7.31.26

Parametric
Emerging Markets Fund
Semi-Annual Financial Statements and
Additional Information
July 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information July 31, 2026
Parametric
Emerging Markets Fund

Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
Emerging Markets Fund
July 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Argentina — 1.2%
Bioceres Crop Solutions Corp.(1)(2)	2,400	$ 864
Central Puerto SA ADR(1)(2)	7,000	106,820
Cresud SA ADR(1)(2)	4,165	46,690
Globant SA(1)(2)	2,700	98,820
Grupo Financiero Galicia SA ADR(1)(2)	2,555	127,162
IRSA Inversiones y Representaciones SA ADR(1)(2)	4,696	71,332
Loma Negra Cia Industrial Argentina SA ADR(1)(2)	8,024	92,116
MercadoLibre, Inc.(1)	495	929,585
Pampa Energia SA ADR(1)	1,829	161,537
Telecom Argentina SA ADR	6,900	96,600
Transportadora de Gas del Sur SA, Class B ADR(1)	2,413	76,806
YPF SA ADR(1)(2)	14,824	778,853
		$ 2,587,185
Bahrain — 0.4%
Al Salam Bank BSC	752,311	$ 409,657
GFH Bank BSC	612,932	333,879
		$ 743,536
Bangladesh — 0.6%
Bangladesh Export Import Co. Ltd.(1)	70,279	$ 13,271
Beximco Pharmaceuticals PLC(1)	97,084	118,693
City Bank PLC	579,064	147,366
GrameenPhone Ltd.	48,140	100,934
Heidelberg Materials Bangladesh PLC	18,065	32,859
Jamuna Oil Co. Ltd.	22,841	33,678
Olympic Industries PLC	24,067	30,050
Pubali Bank PLC	210,585	66,449
Renata PLC	6,549	24,897
Robi Axiata PLC	430,000	111,413
Square Pharmaceuticals PLC	195,863	348,052
Summit Power Ltd.	107,026	14,794
Titas Gas Transmission & Distribution Co. Ltd.	150,108	25,034
Unique Hotel & Resorts PLC	71,627	25,897
United Commercial Bank PLC(1)	61,162	4,880
Uttara Bank PLC	625,000	108,268
		$ 1,206,535
Botswana — 0.4%
Botswana Insurance Holdings Ltd.	31,585	$ 52,698
First National Bank of Botswana Ltd.	126,532	50,655
Sechaba Brewery Holdings Ltd.	272,100	774,594
		$ 877,947
Security	Shares	Value
Brazil — 4.5%
Adecoagro SA	2,632	$ 26,241
Alpargatas SA, PFC Shares	51,100	123,689
Ambev SA	142,850	450,602
Arcos Dorados Holdings, Inc., Class A	8,100	66,177
Axia Energia SA	17,380	181,098
Axia Energia SA, Class C, PFC Shares(1)	8,823	90,525
Azzas 2154 SA	10,190	33,007
B3 SA - Brasil Bolsa Balcao	26,000	80,680
Banco Bradesco SA, PFC Shares	43,292	157,398
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	36,230	197,976
Cia Energetica de Minas Gerais, PFC Shares	54,340	121,562
Cia Siderurgica Nacional SA(1)	27,600	26,352
Cogna Educacao SA	87,679	39,436
Cosan SA(1)	45,839	36,804
Cyrela Brazil Realty SA Empreendimentos e Participacoes	23,700	99,912
Direcional Engenharia SA	52,200	116,878
Embraer SA ADR	6,648	454,258
Energisa SA	5,040	49,524
Eneva SA(1)	19,300	100,171
Engie Brasil Energia SA	11,550	67,899
Equatorial SA	27,300	208,204
Fleury SA	16,495	55,774
Gerdau SA, PFC Shares	20,034	98,725
Hapvida Participacoes e Investimentos SA(1)(3)	33,061	73,568
Hypera SA	36,000	151,055
Itau Unibanco Holding SA, PFC Shares	26,525	224,428
Itausa SA, PFC Shares	25,099	68,427
JBS NV BDR	10,112	141,033
Klabin SA, PFC Shares	115,321	82,808
Localiza Rent a Car SA	20,789	154,242
Lojas Renner SA	106,322	285,251
LWSA SA(3)	73,600	54,011
Magazine Luiza SA	28,696	28,474
MBRF Global Foods Co. SA	33,263	115,095
Motiva Infraestrutura de Mobilidade SA	26,700	77,743
Multiplan Empreendimentos Imobiliarios SA	20,100	111,540
Natura Cosmeticos SA(1)	41,000	67,779
NU Holdings Ltd., Class A(1)	21,500	308,095
Petroleo Brasileiro SA - Petrobras, PFC Shares	149,100	1,277,122
Prio SA(1)	7,000	84,028
Raia Drogasil SA	47,401	172,804
Rede D'Or Sao Luiz SA(3)	68,700	469,461
Rumo SA	37,219	106,022
Sendas Distribuidora SA	51,145	85,760
Smartfit Escola de Ginastica e Danca SA	25,000	97,156

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Brazil (continued)
StoneCo Ltd., Class A	4,900	$ 55,738
Suzano SA	10,620	90,757
Telefonica Brasil SA	48,160	310,005
TIM SA	61,800	236,879
TOTVS SA	34,770	213,045
Vale SA	56,047	843,389
Vibra Energia SA	47,859	340,356
Vivara Participacoes SA	17,400	76,133
WEG SA	31,104	289,616
YDUQS Participacoes SA	24,300	39,596
		$ 9,614,308
Bulgaria — 0.5%
CB First Investment Bank AD(1)	101,904	$ 389,868
Chimimport AD(1)	164,922	117,161
MonBat AD(1)	28,235	32,854
Sopharma AD	185,718	412,028
		$ 951,911
Chile — 2.6%
Aguas Andinas SA, Series A	483,322	$ 176,486
Banco de Chile	1,559,894	324,998
Banco de Credito e Inversiones SA	3,443	247,740
Banco Santander Chile	3,218,212	280,337
CAP SA(1)	7,626	48,631
Cencosud SA	133,252	280,177
Cia Cervecerias Unidas SA	16,853	97,610
Cia Sud Americana de Vapores SA	4,277,766	220,847
Colbun SA	624,587	93,371
Embotelladora Andina SA, Class B, PFC Shares	41,981	209,058
Empresa Nacional de Telecomunicaciones SA	24,183	94,417
Empresas CMPC SA	45,100	51,175
Empresas COPEC SA	45,024	307,505
Enel Americas SA	1,632,285	154,477
Enel Chile SA	1,903,814	167,888
Falabella SA	117,423	785,051
Parque Arauco SA	244,233	1,035,774
Quinenco SA	9,770	46,867
Ripley Corp. SA	156,610	64,345
Sociedad Matriz SAAM SA	1,031,318	149,115
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares	6,900	465,319
SONDA SA	225,936	75,940
Vina Concha y Toro SA	43,674	39,646
		$ 5,416,774
Security	Shares	Value
China — 14.5%
3SBio, Inc.(3)	98,000	$ 209,285
AAC Technologies Holdings, Inc.	27,000	132,672
Aier Eye Hospital Group Co. Ltd., Class A	24,105	32,425
Air China Ltd., Class H(1)	178,000	96,508
Alibaba Group Holding Ltd. ADR(2)	6,400	782,400
Aluminum Corp. of China Ltd., Class H	144,000	156,800
Angang Steel Co. Ltd., Class H(1)	306,400	48,030
Anhui Conch Cement Co. Ltd., Class H	54,500	128,408
ANTA Sports Products Ltd.	15,000	150,966
Baidu, Inc. ADR(1)(2)	1,632	181,332
Bank of Beijing Co. Ltd., Class A	182,760	141,386
Bank of China Ltd., Class H	321,000	225,183
Bank of Ningbo Co. Ltd., Class A	19,850	93,781
Beijing Capital International Airport Co. Ltd., Class H(1)	308,000	67,532
Beijing Enterprises Holdings Ltd.	39,500	159,319
Beijing Enterprises Water Group Ltd.(2)	290,000	85,352
Beijing Originwater Technology Co. Ltd., Class A	39,363	20,760
BeOne Medicines Ltd. ADR(1)	1,900	600,419
BOE Technology Group Co. Ltd., Class A	341,100	277,692
BYD Co. Ltd., Class H	22,960	274,483
BYD Electronic International Co. Ltd.(2)	29,000	86,844
Changchun High-Tech Industry Group Co. Ltd., Class A	6,200	74,444
Changjiang Securities Co. Ltd., Class A	112,200	142,977
Chengdu Xingrong Environment Co. Ltd., Class A	125,700	137,059
China Coal Energy Co. Ltd., Class H	144,000	197,370
China Communications Services Corp. Ltd., Class H	118,000	64,228
China Construction Bank Corp., Class H	297,630	349,247
China Everbright Environment Group Ltd.	234,925	152,985
China Gas Holdings Ltd.	165,400	129,010
China Jinmao Holdings Group Ltd.	352,000	61,901
China Life Insurance Co. Ltd., Class H	35,000	130,303
China Longyuan Power Group Corp. Ltd., Class H(2)	188,000	138,323
China Mengniu Dairy Co. Ltd.	58,000	139,944
China Merchants Bank Co. Ltd., Class H	18,024	116,941
China Merchants Port Holdings Co. Ltd.	42,035	82,089
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	74,674	76,948
China National Building Material Co. Ltd., Class H(2)	166,000	78,790
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	15,200	89,524
China Oilfield Services Ltd., Class H	198,000	179,572
China Overseas Land & Investment Ltd.	115,160	198,073
China Petroleum & Chemical Corp., Class H	909,741	514,119
China Railway Group Ltd., Class H(2)	281,000	129,370
China Resources Beer Holdings Co. Ltd.	34,000	102,584
China Resources Gas Group Ltd.	49,000	104,521
China Resources Land Ltd.	86,000	363,833

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
China Resources Medical Holdings Co. Ltd.	163,000	$ 52,780
China Resources Power Holdings Co. Ltd.(2)	69,600	171,472
China Shenhua Energy Co. Ltd., Class H(2)	129,500	717,414
China Shineway Pharmaceutical Group Ltd.	110,000	114,170
China Southern Airlines Co. Ltd., Class H(1)	108,000	48,240
China State Construction Engineering Corp. Ltd., Class A	156,440	108,991
China Tourism Group Duty Free Corp. Ltd., Class A	6,700	57,672
China Travel International Investment Hong Kong Ltd.(2)	714,855	109,487
China Vanke Co. Ltd., Class H(1)(2)	149,577	47,333
China Yangtze Power Co. Ltd., Class A	112,600	485,411
CITIC Ltd.	142,000	223,512
CMOC Group Ltd., Class H	132,000	284,490
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	130,000	229,889
COSCO SHIPPING Holdings Co. Ltd., Class H(2)	61,866	124,457
COSCO SHIPPING Ports Ltd.	110,000	74,776
Country Garden Holdings Co. Ltd.(1)(2)	400,880	8,669
Country Garden Services Holdings Co. Ltd.	56,589	40,378
CSPC Pharmaceutical Group Ltd.	239,760	262,277
Daqo New Energy Corp. ADR(1)	1,900	23,123
Dong-E-E-Jiao Co. Ltd., Class A	16,200	131,070
East Money Information Co. Ltd., Class A	24,751	73,904
Focus Media Information Technology Co. Ltd., Class A	196,344	163,557
Ganfeng Lithium Group Co. Ltd., Class A	14,770	108,758
GDS Holdings Ltd. ADR(1)(2)	9,300	304,482
Gemdale Corp., Class A(1)	80,700	27,617
Great Wall Motor Co. Ltd., Class H	50,000	57,370
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	86,500	63,338
Guangdong Investment Ltd.	186,000	200,728
Haier Smart Home Co. Ltd., Class H	47,553	137,087
Han's Laser Technology Industry Group Co. Ltd., Class A	23,400	293,256
Hengan International Group Co. Ltd.	24,500	77,287
Huadian Power International Corp. Ltd., Class H	240,000	127,248
Huadong Medicine Co. Ltd., Class A	32,753	141,386
Huaneng Power International, Inc., Class H(2)	222,000	170,609
Huayu Automotive Systems Co. Ltd., Class A	53,308	133,093
Hubei Energy Group Co. Ltd., Class A	94,014	65,743
Hundsun Technologies, Inc., Class A	31,491	106,963
Iflytek Co. Ltd., Class A	34,550	215,815
Industrial & Commercial Bank of China Ltd., Class H	291,000	278,367
Industrial Bank Co. Ltd., Class A	25,302	70,837
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(1)	707,000	233,694
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	53,200	213,457
Innovent Biologics, Inc.(1)(3)	44,000	485,856
JD.com, Inc. ADR(2)	6,406	211,462
Jiangsu Expressway Co. Ltd., Class H	108,000	133,570
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	38,761	310,477
Security	Shares	Value
China (continued)
Jiangsu Yanghe Distillery Co. Ltd., Class A	11,800	$ 74,981
Jiangxi Copper Co. Ltd., Class H	42,000	188,975
Jinke Property Group Co. Ltd., Class A(1)	130,499	23,402
KE Holdings, Inc. ADR(2)	20,700	350,865
Kingboard Holdings Ltd.	34,600	173,035
Kingdee International Software Group Co. Ltd.(1)	99,000	106,395
Kingsoft Corp. Ltd.	32,800	112,531
Kunlun Energy Co. Ltd.	136,000	125,776
Kweichow Moutai Co. Ltd., Class A	2,900	579,845
Lee & Man Paper Manufacturing Ltd.	275,000	140,788
Lenovo Group Ltd.	204,000	623,871
Lepu Medical Technology Beijing Co. Ltd., Class A	33,300	64,374
Li Ning Co. Ltd.	21,208	40,970
Longfor Group Holdings Ltd.(2)(3)	80,500	70,450
LONGi Green Energy Technology Co. Ltd., Class A(1)	63,389	121,950
Luxshare Precision Industry Co. Ltd., Class A	71,034	605,338
Luye Pharma Group Ltd.(1)(2)(3)	249,500	64,726
Maanshan Iron & Steel Co. Ltd., Class H(1)	286,000	62,380
Meituan, Class B(1)(3)	8,073	95,314
NARI Technology Co. Ltd., Class A	59,068	212,909
NetEase, Inc. ADR	2,610	347,835
Nine Dragons Paper Holdings Ltd.(1)	195,000	187,916
Nongfu Spring Co. Ltd., Class H(3)	11,600	64,600
OFILM Group Co. Ltd., Class A(1)	65,800	70,350
PetroChina Co. Ltd., Class H	784,000	997,608
Ping An Bank Co. Ltd., Class A	35,488	61,157
Ping An Insurance Group Co. of China Ltd., Class H	24,500	183,034
Poly Developments and Holdings Group Co. Ltd., Class A	94,900	74,255
Power Construction Corp. of China Ltd., Class A	53,800	38,966
SAIC Motor Corp. Ltd., Class A(1)	55,100	92,422
Sanan Optoelectronics Co. Ltd., Class A(1)	84,900	153,994
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	81,150	103,614
Shandong Gold Mining Co. Ltd., Class A	50,680	212,305
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	112,000	47,945
Shanghai Electric Group Co. Ltd., Class H	282,000	115,594
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	41,000	91,756
Shenzhen Inovance Technology Co. Ltd., Class A	10,400	98,742
Shenzhen Investment Ltd.(1)(2)	674,000	58,412
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	171,300	160,275
Siasun Robot & Automation Co. Ltd., Class A(1)	55,000	125,229
Sichuan Chuantou Energy Co. Ltd., Class A	88,600	207,587
Sino Biopharmaceutical Ltd.	475,500	305,074
Sino-Ocean Group Holding Ltd.(1)	659,000	4,044
Sinopec Shanghai Petrochemical Co. Ltd., Class H(1)	469,000	67,693
Sinopharm Group Co. Ltd., Class H	60,400	133,943

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Sunny Optical Technology Group Co. Ltd.	26,700	$ 190,829
Tencent Holdings Ltd.	31,839	1,945,458
Tingyi (Cayman Islands) Holding Corp.	56,000	84,813
Tongling Nonferrous Metals Group Co. Ltd., Class A	424,000	391,519
Trip.com Group Ltd. ADR(1)	2,954	138,868
Tsingtao Brewery Co. Ltd., Class H	13,566	80,654
Vnet Group, Inc. ADR(1)(2)	14,100	101,097
Wanhua Chemical Group Co. Ltd., Class A	8,165	90,008
Want Want China Holdings Ltd.	162,920	70,116
Weichai Power Co. Ltd., Class H	53,742	224,706
Weimob, Inc.(1)(2)(3)	219,000	33,603
WH Group Ltd.(3)	248,121	266,970
Wuliangye Yibin Co. Ltd., Class A	15,200	175,590
Wuxi Biologics Cayman, Inc.(1)(3)	90,000	444,195
Xiaomi Corp., Class B(1)(2)(3)	140,000	513,728
Xinyi Solar Holdings Ltd.(2)	170,000	47,722
Yangzijiang Financial Holding Ltd.(1)	326,900	53,586
Yangzijiang Shipbuilding Holdings Ltd.	40,900	124,848
Yankuang Energy Group Co. Ltd., Class H(2)	124,100	188,906
Yuan Longping High-tech Agriculture Co. Ltd., Class A	65,900	82,061
Yuexiu Property Co. Ltd.(2)	128,000	59,063
Yunnan Baiyao Group Co. Ltd., Class A	29,680	232,594
Zhaojin Mining Industry Co. Ltd., Class H	77,500	210,089
Zhejiang Dahua Technology Co. Ltd., Class A	69,550	172,070
Zhejiang Expressway Co. Ltd., Class H	116,000	102,718
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	41,250	102,174
Zhuzhou CRRC Times Electric Co. Ltd., Class H	32,800	140,805
Zijin Mining Group Co. Ltd., Class H	190,000	806,736
ZTE Corp., Class H(2)	44,303	140,205
ZTO Express Cayman, Inc. ADR	6,900	165,738
		$ 30,651,998
Colombia — 0.7%
Cementos Argos SA	58,811	$ 205,418
Ecopetrol SA	431,969	366,247
Geopark Ltd.	6,700	65,325
Grupo Argos SA	24,026	128,696
Grupo Cibest SA	6,593	186,860
Grupo Cibest SA ADR	3,555	328,909
Grupo de Inversiones Suramericana SA	4,909	85,514
Interconexion Electrica SA ESP	20,253	191,937
		$ 1,558,906
Croatia — 0.7%
Ericsson Nikola Tesla DD	269	$ 63,597
Hrvatski Telekom DD	7,870	362,043
Security	Shares	Value
Croatia (continued)
Koncar-Elektroindustrija DD	331	$ 385,701
Podravka Prehrambena Ind DD	1,106	199,496
Valamar Riviera DD	34,857	338,693
Zagrebacka Banka DD	1,425	36,804
		$ 1,386,334
Czech Republic — 0.7%
CEZ AS	16,579	$ 1,067,989
Colt CZ Group SE(2)	1,998	86,503
Komercni Banka AS	4,346	217,646
Philip Morris CR AS	81	72,414
		$ 1,444,552
Egypt — 0.6%
Cleopatra Hospital(1)	330,000	$ 107,124
Commercial International Bank - Egypt (CIB)	103,056	285,554
Eastern Co. SAE	199,069	141,785
EFG Holding SAE	79,120	40,766
E-Finance for Digital & Financial Investments	58,748	26,216
ElSewedy Electric Co.	41,156	74,949
Fawry for Banking & Payment Technology Services SAE(1)	106,000	39,336
Juhayna Food Industries	54,453	30,598
Oriental Weavers	149,447	65,916
Talaat Moustafa Group	171,254	328,704
Telecom Egypt Co.	67,509	137,849
		$ 1,278,797
Estonia — 0.4%
Tallink Grupp AS	813,748	$ 573,374
TKM Grupp AS	31,842	335,655
		$ 909,029
Greece — 1.2%
Aegean Airlines SA	3,992	$ 56,163
Allwyn AG	9,714	150,147
Alpha Bank SA	34,818	172,653
Eurobank SA	44,790	231,454
GEK TERNA SA	4,483	234,663
Hellenic Telecommunications Organization SA	8,566	197,696
Holding Co. ADMIE IPTO SA	11,900	61,829
JUMBO SA	9,006	251,660
Metlen Energy & Metals PLC	3,927	209,415
Motor Oil (Hellas) Corinth Refineries SA	3,794	222,885
National Bank of Greece SA	13,182	246,649
Public Power Corp. SA	7,956	205,011
Sarantis SA	2,620	43,777

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Greece (continued)
Titan SA	3,453	$ 207,818
Tsakos Energy Navigation Ltd.	3,420	137,211
		$ 2,629,031
Hungary — 0.6%
Magyar Telekom Telecommunications PLC	19,903	$ 172,535
MOL Hungarian Oil & Gas PLC(1)	24,376	349,008
OTP Bank Nyrt	3,540	524,422
Richter Gedeon Nyrt	7,424	276,612
		$ 1,322,577
Iceland — 0.7%
Alvotech SA(1)	66,700	$ 274,804
Arion Banki Hf.(3)	94,500	148,711
Brim Hf.	137,748	100,249
Eimskipafelag Islands Hf.	25,394	51,901
Festi Hf.	82,975	209,053
Hagar Hf.	156,361	151,198
Heimar Hf.	205,400	57,193
Icelandair Group Hf.(1)	2,300,000	13,326
Islandsbanki Hf.	57,500	68,224
Kvika banki Hf.	300,000	33,196
Reitir fasteignafelag Hf.	73,100	67,770
Sildarvinnslan Hf.	124,800	118,817
Siminn Hf.	678,565	70,268
Syn Hf.(1)	84,000	14,697
		$ 1,379,407
India — 6.4%
ACC Ltd.	1,578	$ 22,448
Adani Energy Solutions Ltd.(1)	3,600	62,085
Adani Enterprises Ltd.	4,154	130,965
Adani Ports & Special Economic Zone Ltd.	6,719	119,373
Adani Total Gas Ltd.	4,200	28,689
Apollo Hospitals Enterprise Ltd.	2,292	215,029
Ashok Leyland Ltd.	37,200	64,758
Asian Paints Ltd.	3,500	100,678
Aurobindo Pharma Ltd.	7,224	119,581
Avenue Supermarts Ltd.(1)(3)	3,000	123,360
Axis Bank Ltd.	5,372	69,177
Bajaj Auto Ltd.	1,134	136,886
Bajaj Finance Ltd.	13,320	159,231
Bajaj Finserv Ltd.	3,629	77,133
Bharat Petroleum Corp. Ltd.	18,582	62,101
Bharti Airtel Ltd.	45,721	944,565
Biocon Ltd.	20,599	91,871
Security	Shares	Value
India (continued)
Britannia Industries Ltd.	2,200	$ 124,852
Cipla Ltd.	9,493	146,508
Coal India Ltd.	25,404	110,291
Coforge Ltd.	10,000	180,360
Container Corp. of India Ltd.	5,000	27,525
Crompton Greaves Consumer Electricals Ltd.	19,469	53,055
Cummins India Ltd.	2,531	146,381
Divi's Laboratories Ltd.	2,050	173,057
DLF Ltd.	20,247	139,851
Dr. Reddy's Laboratories Ltd.	12,585	150,991
Eicher Motors Ltd.	1,260	103,379
Embassy Office Parks REIT	14,200	65,174
GAIL (India) Ltd.	73,508	139,656
Godrej Consumer Products Ltd.	6,175	69,258
Godrej Properties Ltd.	7,400	163,293
Grasim Industries Ltd.	4,143	134,567
GSPL Transmission Ltd.(1)	4,995	7,758
Gujarat Gas, Ltd.	14,986	43,109
Havells India Ltd.	5,343	70,587
HCL Technologies Ltd.	34,067	481,725
HDFC Bank Ltd.	21,408	167,663
Hero MotoCorp Ltd.	843	47,588
Hindalco Industries Ltd.	11,944	122,388
Hindustan Aeronautics Ltd.(4)	900	43,840
Hindustan Unilever Ltd.	9,071	199,678
ICICI Bank Ltd.	9,120	137,066
Indian Hotels Co. Ltd.	9,500	73,538
Indian Oil Corp. Ltd.	29,010	42,526
Indus Towers Ltd.(1)	21,944	89,980
Info Edge India Ltd.	8,500	109,179
Infosys Ltd.	112,269	1,333,649
Ipca Laboratories Ltd.	6,080	111,369
ITC Hotels Ltd.	3,478	5,916
ITC Ltd.	34,786	102,409
Jio Financial Services Ltd.	25,074	67,384
JSW Steel Ltd.	14,970	199,262
Kotak Mahindra Bank Ltd.	19,120	78,162
Kwality Wall's India Ltd.(1)	9,071	2,938
Larsen & Toubro Ltd.	4,500	185,607
LTM Ltd.(3)	2,700	123,607
Lupin Ltd.	3,126	79,121
Mahindra & Mahindra Ltd.	4,776	170,062
Maruti Suzuki India Ltd.	1,314	195,950
Max Healthcare Institute Ltd.	9,725	111,930
Mphasis Ltd.	1,700	41,833
Nestle India Ltd.	11,180	176,807

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
NTPC Ltd.	50,126	$ 182,289
Oil & Natural Gas Corp. Ltd.	29,209	74,414
Persistent Systems Ltd.	2,900	168,783
Pidilite Industries Ltd.	1,920	32,422
Power Grid Corp. of India Ltd.	61,021	181,646
Reliance Industries Ltd.	55,948	766,009
Siemens Energy India Ltd.	641	21,701
Siemens Ltd.	641	25,248
SRF Ltd.	3,200	87,923
Sun Pharmaceutical Industries Ltd.	17,276	360,210
Sun TV Network Ltd.	7,988	42,578
Tata Consultancy Services Ltd.	32,241	799,885
Tata Consumer Products Ltd.	7,384	83,785
Tata Motors Ltd.	12,352	56,503
Tata Motors Passenger Vehicles Ltd.	12,352	43,968
Tata Power Co. Ltd.	43,199	172,350
Tata Steel Ltd.	67,800	134,901
Tech Mahindra Ltd.	14,661	254,564
Titan Co. Ltd.	4,132	210,960
Torrent Pharmaceuticals Ltd.	2,968	159,402
Tube Investments of India Ltd.	2,406	69,399
UltraTech Cement Ltd.	627	78,192
UPL Ltd.	7,038	44,572
Vedanta Aluminium Metal Ltd.(1)	20,367	96,952
Vedanta Iron & Steel Ltd.(1)	20,367	6,890
Vedanta Ltd.	20,367	56,543
Vedanta Oil & Gas Ltd.(1)	20,367	7,586
Vedanta Power Ltd.(1)	20,367	7,369
Vodafone Idea Ltd.(1)	388,069	52,916
Voltas Ltd.	6,353	88,486
Wipro Ltd.	41,670	80,374
Zee Entertainment Enterprises Ltd.	44,401	53,286
Zydus Lifesciences Ltd.	3,597	42,468
		$ 13,623,333
Indonesia — 2.3%
AKR Corporindo Tbk. PT	1,258,400	$ 102,647
Alamtri Resources Indonesia Tbk. PT	1,211,600	165,648
Amman Mineral Internasional PT(1)	122,200	27,668
Aneka Tambang Persero Tbk. PT	939,800	149,773
Aspirasi Hidup Indonesia Tbk. PT	1,088,200	21,758
Astra International Tbk. PT	1,419,500	403,252
Astrindo Nusantara Infrastructure Tbk. PT(1)	5,045,700	39,389
Bank Central Asia Tbk. PT	612,200	214,561
Bank Mandiri Persero Tbk. PT	317,400	73,849
Bank Negara Indonesia Persero Tbk. PT	226,000	44,253
Security	Shares	Value
Indonesia (continued)
Bank Rakyat Indonesia Persero Tbk. PT	786,068	$ 132,198
Barito Pacific Tbk. PT	843,200	85,782
Barito Renewables Energy Tbk. PT	1,072,600	197,603
Bukalapak.com Tbk. PT(1)	8,793,800	57,544
Bukit Asam Persero Tbk. PT	433,000	55,931
Bumi Resources Minerals Tbk. PT(1)	2,642,700	81,874
Bumi Serpong Damai Tbk. PT(1)	1,396,900	44,211
Chandra Asri Pacific Tbk. PT	254,100	30,689
Charoen Pokphand Indonesia Tbk. PT	346,400	63,432
Elang Mahkota Teknologi Tbk. PT	2,366,600	69,571
Erajaya Swasembada Tbk. PT	4,907,500	114,185
GoTo Gojek Tokopedia Tbk. PT(1)	156,415,600	435,132
Gudang Garam Tbk. PT	57,100	60,260
Indocement Tunggal Prakarsa Tbk. PT	241,800	62,727
Indofood Sukses Makmur Tbk. PT	271,700	105,188
Indosat Tbk. PT	887,400	93,381
Jasa Marga (Persero) Tbk. PT	307,000	46,749
Kalbe Farma Tbk. PT	4,198,700	168,628
Lippo Karawaci Tbk. PT(1)	10,490,680	34,915
Map Aktif Adiperkasa PT	1,845,300	66,692
MD Entertainment Tbk. PT(1)	332,700	19,552
Medco Energi Internasional Tbk. PT	1,299,520	92,684
Medikaloka Hermina Tbk. PT(4)	1,797,600	79,785
Merdeka Copper Gold Tbk. PT	427,700	64,357
Merdeka Gold Resources Tbk. PT(1)	142,500	52,047
Mitra Keluarga Karyasehat Tbk. PT(4)	1,185,700	116,252
Perusahaan Gas Negara Persero Tbk. PT	1,365,300	113,765
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,193,000	94,653
Sarana Menara Nusantara Tbk. PT	2,682,000	60,062
Semen Indonesia Persero Tbk. PT	320,600	26,018
Sumber Alfaria Trijaya Tbk. PT	667,300	49,073
Telkom Indonesia Persero Tbk. PT	3,393,800	495,463
Transcoal Pacific Tbk. PT	101,700	28,572
Unilever Indonesia Tbk. PT	309,900	30,225
United Tractors Tbk. PT	130,583	174,263
Vale Indonesia Tbk. PT	212,040	61,625
Waskita Karya Persero Tbk. PT(1)(5)	2,474,900	0
XLSMART Telecom Sejahtera Tbk. PT	485,100	65,689
		$ 4,873,575
Jordan — 0.6%
Arab Bank PLC	36,666	$ 411,788
Arab Potash	5,725	334,601
International General Insurance Holdings Ltd.	1,800	50,238
Jordan Islamic Bank	6,066	42,171

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Jordan (continued)
Jordan Petroleum Refinery Co.	23,035	$ 274,566
Jordan Telecommunications Co. PSC	14,640	83,242
Jordanian Electric Power Co.	21,683	110,116
		$ 1,306,722
Kazakhstan — 0.6%
Freedom Holding Corp.(1)(2)	1,000	$ 151,270
Halyk Savings Bank of Kazakhstan JSC GDR(4)	5,992	191,662
Kaspi.KZ JSC ADR	2,740	243,257
KCell JSC GDR(1)(4)(5)	96,329	0
NAC Kazatomprom JSC GDR(4)	9,509	607,451
		$ 1,193,640
Kenya — 0.7%
British American Tobacco Kenya PLC	8,400	$ 37,138
East African Breweries PLC	51,580	111,852
Equity Group Holdings PLC	387,300	259,877
KCB Group PLC	283,220	187,608
Safaricom PLC	2,987,972	848,096
		$ 1,444,571
Kuwait — 1.3%
Agility Global PLC	437,335	$ 201,490
Agility Public Warehousing Co. KSCC	155,083	73,507
Boubyan Bank KSCP	33,469	69,731
Boubyan Petrochemicals Co. KSCP	2,563	5,110
Burgan Bank SAK	89,114	54,165
Gulf Bank KSCP	141,628	161,088
Kuwait Finance House KSCP	250,934	636,591
Mabanee Co. KPSC	158,687	476,167
Mobile Telecommunications Co. KSCP	213,804	412,946
National Bank of Kuwait SAKP	177,838	493,627
National Industries Co. KSC	11,173	9,798
National Industries Group Holding SAK	279,344	205,782
		$ 2,800,002
Lithuania — 0.4%
Apranga PVA	49,166	$ 224,380
Artea Bankas AB	176,986	179,014
KN Energies AB	205,439	112,536
Rokiskio Suris	79,752	414,078
		$ 930,008
Malaysia — 2.4%
Axiata Group Bhd.	157,050	$ 76,304
CelcomDigi Bhd.	200,644	146,395
Security	Shares	Value
Malaysia (continued)
CIMB Group Holdings Bhd.	90,800	$ 175,352
Dialog Group Bhd.	363,831	176,729
Gamuda Bhd.	65,400	68,333
Genting Bhd.	165,500	85,840
Globetronics Technology Bhd.(1)	582,200	34,027
Greatech Technology Bhd.(1)	123,600	71,669
Hartalega Holdings Bhd.	212,408	53,007
Hong Leong Bank Bhd.	15,800	85,248
IGB Real Estate Investment Trust	192,600	129,547
IHH Healthcare Bhd.	308,400	630,545
IJM Corp. Bhd.	69,480	40,833
Inari Amertron Bhd.	321,600	174,173
IOI Properties Group Bhd.	142,658	132,285
Kossan Rubber Industries Bhd.	210,000	53,904
Kuala Lumpur Kepong Bhd.	14,600	75,173
Magnum Bhd.	192,167	58,730
Malayan Banking Bhd.	64,187	171,122
Malaysian Pacific Industries Bhd.	6,600	73,939
Maxis Bhd.	70,100	63,479
MISC Bhd.	43,400	84,824
Mr. DIY Group M Bhd.(3)	352,800	136,343
Nestle Malaysia Bhd.	2,600	64,355
Petronas Chemicals Group Bhd.	66,900	78,465
Petronas Dagangan Bhd.	56,900	271,614
Petronas Gas Bhd.	19,600	84,127
Press Metal Aluminium Holdings Bhd.	131,540	255,351
Public Bank Bhd.	95,290	120,468
SD Guthrie Bhd.	81,539	131,059
Sports Toto Bhd.	282,081	93,246
Supermax Corp. Bhd.(1)	264,664	17,178
Telekom Malaysia Bhd.	138,800	263,163
Tenaga Nasional Bhd.	30,638	109,453
TIME dotCom Bhd.	73,100	107,342
Top Glove Corp. Bhd.	696,800	113,408
ViTrox Corp. Bhd.	110,000	233,181
VS Industry Bhd.	1,007,395	56,659
YTL Corp. Bhd.	289,669	137,224
Zetrix AI Bhd.	233,600	42,499
		$ 4,976,593
Mauritius — 0.6%
ALMARYS Ltd.	18,473	$ 1,512
Alteo Ltd.	245,799	59,790
CIEL Ltd.	812,195	137,025
ER Group Ltd.	112,929	46,608
Lighthouse Properties PLC	654,188	320,714

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Mauritius (continued)
MCB Group Ltd.	47,502	$ 445,216
Miwa Sugar Ltd.(1)	245,799	24,153
Phoenix Beverages Ltd.	102,440	128,459
Riveo Ltd.(1)	58,200	27,725
SBM Holdings Ltd.	497,363	65,693
Sun Ltd., Class A	58,200	59,426
United Basalt Products Ltd.	21,996	18,666
		$ 1,334,987
Mexico — 5.2%
Alpek SAB de CV(1)	62,732	$ 46,616
Alsea SAB de CV	101,300	246,590
America Movil SAB de CV, Series B	1,569,405	1,993,528
Arca Continental SAB de CV(2)	17,480	199,653
Bolsa Mexicana de Valores SAB de CV	46,975	104,558
Cemex SAB de CV, Series CPO(2)	409,239	485,335
Coca-Cola Femsa SAB de CV(2)	15,795	171,397
Corp. Inmobiliaria Vesta SAB de CV(2)	97,400	336,636
El Puerto de Liverpool SAB de CV, Class C1(2)	31,680	190,104
Fibra Uno Administracion SA de CV	263,790	475,353
Fomento Economico Mexicano SAB de CV, Series UBD(2)	41,056	526,134
Genomma Lab Internacional SAB de CV, Class B(2)	76,500	64,797
Gruma SAB de CV, Class B(2)	5,355	79,842
Grupo Aeroportuario del Centro Norte SAB de CV(2)	21,300	284,152
Grupo Aeroportuario del Pacifico SAB de CV, Class B(2)	24,687	536,858
Grupo Aeroportuario del Sureste SAB de CV, Class B(2)	10,530	290,970
Grupo Bimbo SAB de CV, Series A(2)	52,145	186,908
Grupo Carso SAB de CV, Series A1(2)	28,800	245,572
Grupo Elektra SAB de CV(1)(5)	2,213	0
Grupo Financiero Banorte SAB de CV, Class O	36,700	423,037
Grupo Financiero Inbursa SAB de CV, Class O(2)	32,100	82,717
Grupo Mexico SAB de CV, Series B(2)	83,979	1,009,959
Grupo Televisa SAB ADR(1)	52,400	146,720
Industrias Penoles SAB de CV	5,080	233,578
Kimberly-Clark de Mexico SAB de CV, Class A(2)	47,400	109,992
Megacable Holdings SAB de CV	48,300	163,059
Nemak SAB de CV(1)(3)	449,300	75,750
Orbia Advance Corp. SAB de CV(1)	49,699	70,275
Prologis Property Mexico SA de CV	132,341	592,342
Promotora y Operadora de Infraestructura SAB de CV(2)	12,415	196,725
Sigma Foods SAB de CV(2)	123,306	125,517
Ternium SA ADR	1,700	83,708
Vista Energy SAB de CV ADR(1)	12,400	873,580
Wal-Mart de Mexico SAB de CV(2)	121,180	352,356
		$ 11,004,318
Security	Shares	Value
Morocco — 0.6%
Attijariwafa Bank	2,768	$ 203,772
Bank of Africa	1,899	38,447
Banque Centrale Populaire	1,923	51,340
Co. Sucrerie Marocaine et de Raffinage	5,010	100,255
Holcim Maroc SA	440	83,268
Itissalat Al-Maghrib	18,101	179,957
Label Vie	198	77,323
Managem SA	1,110	158,957
Societe d'Exploitation des Ports	2,476	229,343
TAQA Morocco SA	215	40,613
TotalEnergies Marketing Maroc SA	316	52,246
		$ 1,215,521
Oman — 0.6%
Bank Muscat SAOG	184,722	$ 191,906
National Bank of Oman SAOG	75,794	90,311
Oman Cement Co. SAOG	72,148	108,045
Oman Flour Mills Co. SAOG	44,983	66,964
Oman Telecommunications Co. SAOG	83,628	291,865
Omani Qatari Telecommunications Co. SAOG	75,383	64,857
Ominvest SAOG	50,512	51,603
OQ Gas Networks SAOC	173,800	90,359
Renaissance Services SAOG	46,857	34,321
Sembcorp Salalah Power & Water Co. SAOG	330,341	223,277
Sohar International Bank SAOG	165,308	76,708
		$ 1,290,216
Pakistan — 0.6%
Engro Holdings Ltd.(1)	94,273	$ 93,067
Fauji Fertilizer Co. Ltd.	72,390	147,057
Habib Bank Ltd.	32,318	35,323
Hub Power Co. Ltd.	173,453	135,545
IBEX Holdings Ltd.(1)	1,700	60,078
Lucky Cement Ltd.	74,155	117,452
Mari Energies Ltd.	38,667	90,031
MCB Bank Ltd.	26,276	38,605
Meezan Bank Ltd.	37,700	76,094
Millat Tractors Ltd.	48,000	51,857
Nishat Mills Ltd.	60,771	31,882
Oil & Gas Development Co. Ltd.	66,800	75,345
Pakistan Petroleum Ltd.	75,671	58,907
Pakistan State Oil Co. Ltd.	39,045	47,423
Systems Ltd.	208,000	97,981
United Bank Ltd.	57,336	95,921
		$ 1,252,568

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Panama — 0.2%
Bladex, Inc., Class E	3,909	$ 228,872
Copa Holdings SA, Class A	1,647	232,589
		$ 461,461
Peru — 1.2%
Alicorp SAA	14,637	$ 54,267
Cia de Minas Buenaventura SAA ADR	17,607	533,140
Credicorp Ltd.	1,793	718,240
Ferreycorp SAA	38,476	48,116
Southern Copper Corp.	6,217	1,135,908
		$ 2,489,671
Philippines — 1.3%
Aboitiz Equity Ventures, Inc.	59,700	$ 34,623
Aboitiz Power Corp.	133,700	93,399
Apex Mining Co., Inc.	173,800	40,361
Ayala Corp.	6,835	57,094
Ayala Land, Inc.	255,531	70,385
Ayala Land, Inc. GDR, PFC Shares(1)(5)	3,951,800	0
Bank of the Philippine Islands	70,274	117,390
BDO Unibank, Inc.	69,235	140,348
Bloomberry Resorts Corp.(1)	250,900	8,704
Century Pacific Food, Inc.	132,600	67,821
D&L Industries, Inc.	493,300	27,776
DigiPlus Interactive Corp.	234,700	37,417
Emperador, Inc.	380,500	97,769
First Gen Corp.	165,322	52,625
Globe Telecom, Inc.	2,461	72,764
GT Capital Holdings, Inc.	4,440	35,146
International Container Terminal Services, Inc.	21,950	344,693
JG Summit Holdings, Inc.	122,158	44,230
Jollibee Foods Corp.	74,046	179,795
Manila Electric Co.	10,790	84,678
Manila Water Co., Inc.	295,100	171,040
Megaworld Corp.	1,361,400	49,283
Metropolitan Bank & Trust Co.	66,000	70,678
PLDT, Inc.	7,100	141,161
Puregold Price Club, Inc.	337,403	226,139
Semirara Mining & Power Corp.	86,520	28,883
SM Investments Corp.	25,801	249,901
SM Prime Holdings, Inc.	323,629	96,735
Universal Robina Corp.	50,455	48,666
Wilcon Depot, Inc.	170,900	16,051
		$ 2,705,555
Security	Shares	Value
Poland — 2.5%
Allegro.eu SA(1)(3)	33,900	$ 408,365
Asseco Poland SA	4,976	266,503
Bank Polska Kasa Opieki SA	3,359	221,408
Budimex SA	2,710	525,605
CD Projekt SA(1)	4,666	312,108
Cyfrowy Polsat SA(1)	27,364	124,966
Erste Bank Polska SA	762	150,233
Eurocash SA(1)(2)	100,652	131,533
Grupa Azoty SA(1)(2)	9,267	48,764
Grupa Kety SA	346	115,934
KGHM Polska Miedz SA	4,858	402,701
LPP SA	83	482,801
mBank SA(1)	355	128,717
Neuca SA	262	54,119
Orange Polska SA	53,676	219,177
ORLEN SA	17,132	679,820
PGE Polska Grupa Energetyczna SA(1)	51,434	139,010
Powszechna Kasa Oszczednosci Bank Polski SA	15,764	472,177
Powszechny Zaklad Ubezpieczen SA	11,835	225,381
Tauron Polska Energia SA	66,548	160,727
		$ 5,270,049
Qatar — 1.1%
Aamal Co.	230,000	$ 44,295
Al Meera Consumer Goods Co. QSC	26,954	99,368
Al Rayan Bank	147,361	80,415
Barwa Real Estate Co.	143,634	91,847
Commercial Bank PSQC	49,707	56,085
Gulf International Services QSC	201,811	100,682
Industries Qatar QSC	98,345	285,034
Medicare Group	45,960	69,288
Mesaieed Petrochemical Holding Co.	220,400	66,191
Nebras Energy	44,621	180,859
Ooredoo QPSC	39,870	136,767
Qatar Aluminum Manufacturing Co.	204,257	79,587
Qatar Gas Transport Co. Ltd.	228,433	259,297
Qatar International Islamic Bank QSC	24,900	74,001
Qatar Islamic Bank QPSC	27,137	161,865
Qatar National Bank QPSC	68,885	313,423
Qatar Navigation QSC	52,600	142,777
United Development Co. QSC	156,214	34,194
Vodafone Qatar PQSC	215,393	152,858
		$ 2,428,833
Romania — 0.7%
Banca Transilvania SA	34,848	$ 282,748

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Romania (continued)
BRD-Groupe Societe Generale SA	18,077	$ 151,039
MED Life SA(1)	66,600	177,990
OMV Petrom SA	1,683,897	464,902
Societatea Nationala de Gaze Naturale ROMGAZ SA	79,460	322,980
Societatea Nationala Nuclearelectrica SA	9,700	137,603
		$ 1,537,262
Russia(6) — 0.0%
Aeroflot PJSC(1)(5)	320,440	$ 0
Alrosa PJSC(1)(5)	177,900	0
Evraz PLC(1)(5)	34,831	0
Federal Grid Co.-Rosseti PJSC(1)(5)	78,095,360	0
GMK Norilskiy Nickel PAO(1)(5)	338,700	0
Inter RAO UES PJSC(1)(5)	6,829,770	0
Magnit PJSC(1)(5)	13,121	0
Magnitogorsk Iron & Steel Works PJSC(1)(5)	182,710	0
MMC Norilsk Nickel PJSC ADR(1)(5)	5	0
Mobile TeleSystems PJSC(1)(5)	89,417	0
Moscow Exchange MICEX-Rates PJSC(1)(5)	47,890	0
Novatek PJSC(1)(5)	23,410	0
OGK-2 PJSC(1)(5)	12,211,000	0
PhosAgro PJSC(1)(5)	2,547	0
PhosAgro PJSC GDR(1)(4)(5)	49	0
PhosAgro PJSC GDR(1)(4)(5)	2	0
PIK-Spetsializirovannyy Zastroyshchik PAO(1)(5)	20,850	0
Rostelecom PJSC(1)(5)	107,057	0
RusHydro PJSC(1)(5)	16,550,080	0
Sberbank of Russia PJSC(1)(5)	123,888	0
Severstal PAO GDR(1)(4)(5)	13,622	0
Sistema AFK PAO(1)(5)	453,878	0
Surgutneftegas PAO, PFC Shares(1)(5)	260,300	0
Unipro PAO(1)(5)	1,521,000	0
		$ 0
Saudi Arabia — 4.5%
Abdullah Al Othaim Markets Co.	23,030	$ 31,577
ACWA Power Co.(1)	1,500	75,155
Ades Holding Co.	17,000	75,464
Advanced Petrochemical Co.(1)	4,088	23,972
AFG International Co.(1)	16,655	53,885
Al Hammadi Holding	8,581	59,322
Al Moammar Information Systems Co.	1,700	109,523
Al Rajhi Bank	22,350	372,994
Alandalus Property Co.	10,258	41,478
Aldrees Petroleum and Transport Services Co.	2,362	72,244
Almarai Co. JSC	33,045	408,010
Security	Shares	Value
Saudi Arabia (continued)
Arabian Centres Co. Ltd.(3)	8,297	$ 34,485
Arabian Internet & Communications Services Co.	2,600	149,143
Arriyadh Development Co.	9,090	39,232
Astra Industrial Group Co.	1,316	42,531
Banque Saudi Fransi	23,210	122,401
Catrion Catering Holding Co.	3,323	61,790
Dallah Healthcare Co.	6,734	189,026
Dar Al Arkan Real Estate Development Co.(1)	39,620	194,301
Dr. Sulaiman Al Habib Medical Services Group Co.	11,470	718,124
Electrical Industries Co.	33,900	127,733
Elm Co.	3,085	559,493
Emaar Economic City(1)	14,344	36,086
Etihad Etisalat Co.	17,720	293,628
Herfy Food Services Co.(1)	14,301	52,223
Jabal Omar Development Co.(1)	75,000	320,074
Jarir Marketing Co.	70,160	311,482
Leejam Sports Co. JSC	1,692	35,985
Maharah Human Resources Co.	46,837	65,652
Makkah Construction & Development Co.	1,700	37,110
Mobile Telecommunications Co. Saudi Arabia	27,145	74,903
Mouwasat Medical Services Co.	11,878	197,213
Nahdi Medical Co.	3,400	86,235
National Agriculture Development Co.(1)	11,300	42,332
National Co. for Learning & Education	1,400	47,241
National Gas & Industrialization Co.	7,147	121,637
National Medical Care Co.	4,550	137,304
Riyad Bank	21,896	118,761
Riyadh Cables Group Co.	3,800	101,135
SABIC Agri-Nutrients Co.	3,568	117,129
Sahara International Petrochemical Co.	6,353	21,569
SAL Saudi Logistics Services	2,300	106,176
Saudi Arabian Mining Co.(1)	22,078	333,459
Saudi Arabian Oil Co.(3)	98,752	696,718
Saudi Awwal Bank	4,956	44,780
Saudi Basic Industries Corp.	15,127	200,316
Saudi Ceramic Co.	10,566	67,685
Saudi Chemical Co. Holding	71,250	153,763
Saudi Energy Co.	79,968	361,831
Saudi Ground Services Co.	9,867	71,145
Saudi Industrial Investment Group	9,147	29,147
Saudi Kayan Petrochemical Co.(1)	38,013	50,683
Saudi National Bank	20,920	218,915
Saudi Pharmaceutical Industries & Medical Appliances Corp.	9,738	81,328
Saudi Public Transport Co.(1)	16,000	46,828
Saudi Telecom Co.	69,815	802,664

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Saudi Arabia (continued)
Saudia Dairy & Foodstuff Co.	1,526	$ 82,699
Savola Group	7,032	48,832
Seera Group Holding(1)	22,676	122,754
Taiba Investments Co.	16,600	78,964
United Electronics Co.	4,423	78,042
United International Transportation Co.	4,328	32,002
Yanbu National Petrochemical Co.	5,300	43,370
		$ 9,531,683
Slovenia — 0.7%
Cinkarna Celje DD	1,370	$ 48,455
Krka DD Novo mesto	3,116	932,125
Luka Koper	391	58,185
Petrol DD Ljubljana	2,020	151,132
Pozavarovalnica Sava DD	925	98,630
Telekom Slovenije DD	243	44,752
Zavarovalnica Triglav DD	706	56,405
		$ 1,389,684
South Africa — 4.6%
Aspen Pharmacare Holdings Ltd.	31,691	$ 286,131
AVI Ltd.	13,138	71,661
Bid Corp. Ltd.	13,100	359,355
Bidvest Group Ltd.	33,842	507,771
Capitec Bank Holdings Ltd.	932	266,119
Clicks Group Ltd.	13,500	180,670
DataTec Ltd.	24,200	124,209
Discovery Ltd.	3,690	58,685
Equites Property Fund Ltd.	104,000	112,275
Exxaro Resources Ltd.	28,310	349,684
FirstRand Ltd.	36,935	220,892
Fortress Real Estate Investments Ltd., Class B	66,018	101,348
Foschini Group Ltd.(2)	12,308	42,353
Gold Fields Ltd.	15,697	506,902
Growthpoint Properties Ltd.	208,600	223,117
Harmony Gold Mining Co. Ltd.	7,553	119,172
Hyprop Investments Ltd.	31,700	116,994
Impala Platinum Holdings Ltd.	18,462	201,350
Life Healthcare Group Holdings Ltd.	134,086	91,861
Mr. Price Group Ltd.	12,155	125,169
MTN Group Ltd.	121,000	1,500,045
Naspers Ltd., Class N	22,535	1,184,048
NEPI Rockcastle NV	38,480	354,204
Netcare Ltd.	149,337	171,070
Pick n Pay Stores Ltd.(1)(2)	14,362	16,546
Redefine Properties Ltd.	579,291	229,199
Security	Shares	Value
South Africa (continued)
Resilient REIT Ltd.	17,563	$ 88,546
Reunert Ltd.	30,146	106,802
Sanlam Ltd.	28,912	153,926
Sasol Ltd.(1)	10,993	130,272
Shoprite Holdings Ltd.	21,115	367,253
Sibanye Stillwater Ltd.	48,312	104,413
SPAR Group Ltd.(1)(2)	14,831	43,924
Standard Bank Group Ltd.	7,701	153,342
Telkom SA SOC Ltd.(2)	33,018	109,043
Thungela Resources Ltd.	2,700	16,590
Tiger Brands Ltd.	10,940	183,264
Valterra Platinum Ltd.	1,244	93,152
Vodacom Group Ltd.	44,100	426,689
Wilson Bayly Holmes-Ovcon Ltd.	12,023	114,919
Woolworths Holdings Ltd.	26,524	75,445
		$ 9,688,410
South Korea — 5.7%
ABLBio, Inc.(1)	800	$ 37,083
Alteogen, Inc.	757	162,248
APR Corp.	200	44,387
Celltrion Pharm, Inc.	1,516	42,443
Celltrion, Inc.	3,215	414,323
Cheil Worldwide, Inc.	3,000	39,625
Coway Co. Ltd.	923	58,476
DL E&C Co. Ltd.	1,924	76,948
Doosan Enerbility Co. Ltd.(1)	1,500	68,743
GS Holdings Corp.	1,569	97,072
Hanjin Kal Corp.	666	50,891
Hankook Tire & Technology Co. Ltd.	1,479	68,900
Hanmi Pharm Co. Ltd.	352	81,144
Hansol Chemical Co. Ltd.	200	28,438
Hanwha Aerospace Co. Ltd.	100	64,199
Hanwha Solutions Corp.(1)	3,687	64,897
HD Hyundai Co. Ltd.	198	27,188
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	393	104,365
HLB Co. Ltd.(1)	2,937	62,484
Hugel, Inc.(1)	653	105,313
HYBE Co. Ltd.	500	58,531
Hyundai Department Store Co. Ltd.	644	52,606
Hyundai Engineering & Construction Co. Ltd.	1,323	85,723
Hyundai Glovis Co. Ltd.	437	59,933
Hyundai Mobis Co. Ltd.	723	233,822
Hyundai Motor Co.	2,012	533,093
Hyundai Steel Co.	3,449	62,634
ISU Specialty Chemical(1)	500	18,026

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
JYP Entertainment Corp.	900	$ 27,092
Kakao Corp.	5,476	141,122
Kangwon Land, Inc.	5,706	58,531
KB Financial Group, Inc.	2,231	261,109
KCC Corp.	100	26,324
Kia Corp.	2,695	242,982
Kolon TissueGene, Inc.(1)	700	6,295
Korea Electric Power Corp.	1,840	44,216
Korea Zinc Co. Ltd.	183	124,781
Krafton, Inc.	535	90,413
KT&G Corp.	419	52,140
Kumho Petrochemical Co. Ltd.	743	59,053
LG Chem Ltd.	767	135,849
LG Corp.	1,914	132,701
LG Electronics, Inc.	1,171	129,796
LG H&H Co. Ltd.	261	52,149
LG Uplus Corp.	7,151	73,323
LigaChem Biosciences, Inc.(1)	500	30,162
Lotte Chemical Corp.	500	19,493
Lunit, Inc.(1)	1,400	8,961
Mezzion Pharma Co. Ltd.(1)	1,597	65,104
NAVER Corp.	2,421	346,592
NC Corp.	372	60,482
OCI Holdings Co. Ltd.	300	39,555
OliX Pharmaceuticals, Inc.(1)	400	26,241
Pearl Abyss Corp.(1)	900	21,186
Peptron, Inc.(1)	452	40,073
POSCO Holdings, Inc.	1,119	241,617
S-1 Corp.	1,533	75,922
Sam Chun Dang Pharm Co. Ltd.	300	30,937
Samsung Biologics Co. Ltd.(1)(3)	279	287,046
Samsung C&T Corp.	554	129,061
Samsung Electro-Mechanics Co. Ltd.	334	255,225
Samsung Electronics Co. Ltd.	17,309	3,012,714
Samsung Episholdings Co. Ltd.(1)	149	38,688
Samsung SDI Co. Ltd.(1)	323	88,076
Samsung SDS Co. Ltd.	570	80,352
Shinhan Financial Group Co. Ltd.	1,769	122,804
SK Biopharmaceuticals Co. Ltd.(1)	600	32,966
SK Hynix, Inc.	1,689	1,918,121
SK Innovation Co. Ltd.(1)	453	34,699
SK Square Co. Ltd.	300	206,284
SK Telecom Co. Ltd.	1,900	107,366
SK, Inc.	563	210,335
Voronoi, Inc.(1)	259	20,101
Security	Shares	Value
South Korea (continued)
Yuhan Corp.	2,343	$ 119,641
Zyle Motors Corp.(1)(5)	5,113	0
		$ 12,131,215
Sri Lanka — 0.6%
Aitken Spence PLC	109,000	$ 45,116
Ceylon Tobacco Co. PLC	8,180	43,827
Chevron Lubricants Lanka PLC	64,215	38,106
Commercial Bank of Ceylon PLC	217,172	130,026
Dialog Axiata PLC	1,107,719	145,803
Hatton National Bank PLC	124,808	142,403
John Keells Holdings PLC	4,786,870	283,688
Lanka IOC PLC	93,858	37,364
Melstacorp PLC	426,058	229,596
Sampath Bank PLC	293,638	119,699
Teejay Lanka PLC(1)	251,029	22,808
		$ 1,238,436
Taiwan — 9.3%
Accton Technology Corp.	3,000	$ 194,451
Acer, Inc.	119,519	105,907
Acter Group Corp. Ltd.	4,000	112,552
Advantech Co. Ltd.	9,565	162,927
Airtac International Group	4,178	169,211
ASE Technology Holding Co. Ltd.	23,561	402,057
Asia Cement Corp.	103,000	104,962
Asustek Computer, Inc.	7,325	181,752
AUO Corp.	150,269	110,032
Bizlink Holding, Inc.	4,000	254,677
Catcher Technology Co. Ltd.	12,183	68,442
Cathay Financial Holding Co. Ltd.	92,295	287,248
Center Laboratories, Inc.	139,834	163,111
Chailease Holding Co. Ltd.	22,993	78,934
Cheng Shin Rubber Industry Co. Ltd.	45,672	43,009
China Airlines Ltd.	124,000	85,962
China Steel Corp.	335,734	196,429
Chong Hong Development Co. Ltd.	15,968	38,270
Chunghwa Telecom Co. Ltd.	67,746	291,270
CTBC Financial Holding Co. Ltd.	179,275	357,821
Delta Electronics, Inc.	12,151	597,800
Eclat Textile Co. Ltd.	7,159	76,575
EVA Airways Corp.	108,861	145,240
Evergreen International Storage & Transport Corp.	46,500	67,530
Evergreen Marine Corp. Taiwan Ltd.	34,576	217,297
Far Eastern Department Stores Ltd.	70,990	48,689
Far Eastern New Century Corp.	139,695	117,060

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Far EasTone Telecommunications Co. Ltd.	53,084	$ 172,325
Feng Hsin Steel Co. Ltd.	32,260	64,835
Feng TAY Enterprise Co. Ltd.	20,160	42,516
Formosa Chemicals & Fibre Corp.	131,014	228,140
Formosa Petrochemical Corp.	47,320	102,194
Formosa Plastics Corp.	82,183	138,188
Formosa Taffeta Co. Ltd.	98,149	51,953
Fortune Electric Co. Ltd.(1)	8,000	172,887
Fubon Financial Holding Co. Ltd.	83,674	333,522
Giant Manufacturing Co. Ltd.	18,868	49,205
Highwealth Construction Corp.	30,681	41,615
Hiwin Technologies Corp.	5,069	47,175
Hon Hai Precision Industry Co. Ltd.	45,443	347,048
Hotai Motor Co. Ltd.	8,240	141,415
Hua Nan Financial Holdings Co. Ltd.	111,000	149,096
Innolux Corp.	183,091	251,266
International Games System Co. Ltd.	5,000	119,654
Inventec Corp.	89,966	168,922
KGI Financial Holding Co. Ltd.	183,000	172,895
L&K Engineering Co. Ltd.	4,000	86,078
Largan Precision Co. Ltd.	795	98,554
Lite-On Technology Corp.	34,000	215,467
Makalot Industrial Co. Ltd.	13,260	89,883
MediaTek, Inc.	6,462	688,382
Medigen Vaccine Biologics Corp.(1)	20,759	29,356
Mega Financial Holding Co. Ltd.	120,913	198,197
Merida Industry Co. Ltd.	17,657	41,988
Nan Kang Rubber Tire Co. Ltd.	41,830	42,744
Nan Ya Plastics Corp.	93,214	442,891
Nien Made Enterprise Co. Ltd.	5,000	58,951
Novatek Microelectronics Corp.	9,000	142,241
Oneness Biotech Co. Ltd.(1)	22,697	29,251
Pegatron Corp.	23,028	59,587
Polaris Group(1)	27,979	9,349
Pou Chen Corp.	71,819	53,134
President Chain Store Corp.	6,664	46,147
Quanta Computer, Inc.	12,508	111,270
Realtek Semiconductor Corp.	6,002	124,462
Ruentex Industries Ltd.	46,302	74,679
SinoPac Financial Holdings Co. Ltd.	148,920	185,724
St. Shine Optical Co. Ltd.	22,000	62,475
TA Chen Stainless Pipe Co. Ltd.	71,008	94,673
Tainan Spinning Co. Ltd.	147,822	55,284
Taiwan Fertilizer Co. Ltd.	37,000	52,286
Taiwan High Speed Rail Corp.	104,000	83,463
Taiwan Mobile Co. Ltd.	32,296	112,165
Security	Shares	Value
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	86,369	$ 6,388,304
Tatung Co. Ltd.(1)	81,700	61,092
TCC Group Holdings Co. Ltd.	226,073	169,275
Teco Electric & Machinery Co. Ltd.	25,000	49,370
Tong Yang Industry Co. Ltd.	20,608	45,184
TS Financial Holding Co. Ltd.	218,160	240,217
TTY Biopharm Co. Ltd.	94,096	216,022
Tung Ho Steel Enterprise Corp.	32,200	74,048
Unimicron Technology Corp.	7,473	175,339
Uni-President Enterprises Corp.	21,831	49,643
United Integrated Services Co. Ltd.	5,000	167,330
United Microelectronics Corp.	102,090	381,929
Voltronic Power Technology Corp.	4,000	117,348
Walsin Lihwa Corp.	126,873	121,752
Wan Hai Lines Ltd.	53,000	138,247
Yageo Corp.	15,116	227,515
Yang Ming Marine Transport Corp.	68,621	107,353
Yuanta Financial Holding Co. Ltd.	121,000	252,429
		$ 19,745,144
Thailand — 5.3%
Advanced Info Service PCL(7)	63,400	$ 720,153
Airports of Thailand PCL(7)	209,700	398,252
Asset World Corp. PCL(7)	613,200	54,118
B Grimm Power PCL(7)	72,100	40,450
Bangkok Bank PCL(7)	17,300	99,036
Bangkok Chain Hospital PCL(7)	316,800	97,632
Bangkok Dusit Medical Services PCL, Class F(7)	746,100	428,505
Bangkok Expressway & Metro PCL(7)	471,900	95,255
Bangkok Land PCL(7)	2,263,800	42,679
Banpu PCL(7)	131,633	22,910
BTS Group Holdings PCL(1)(7)	331,100	21,190
Bumrungrad Hospital PCL(7)	65,400	366,662
Carabao Group PCL(7)	27,500	42,110
Central Pattana PCL(7)	81,600	167,912
Central Retail Corp. PCL(7)	154,166	123,085
Charoen Pokphand Foods PCL(7)	188,700	126,650
Chularat Hospital PCL(7)	1,881,100	89,342
CP ALL PCL(7)	183,700	263,371
CP Axtra PCL(7)	83,872	37,319
CPN Retail Growth Leasehold REIT(7)	146,500	58,680
Delta Electronics (Thailand) PCL(7)	348,200	2,851,015
Electricity Generating PCL(7)	12,700	50,892
Energy Absolute PCL(1)(7)	252,000	21,924
Global Power Synergy PCL, Class F(7)	43,300	66,487
Gulf Development PCL(7)	346,489	690,686

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Thailand (continued)
Hana Microelectronics PCL(7)	140,900	$ 150,151
Home Product Center PCL(7)	409,255	79,424
Indorama Ventures PCL(7)	172,600	113,681
Jasmine International PCL(1)(7)	603,355	19,613
Jaymart Group Holdings PCL(7)	164,100	54,383
Kasikornbank PCL(7)	32,000	233,474
KCE Electronics PCL(7)	152,800	190,177
Land & Houses PCL(7)	489,100	55,793
Mega Lifesciences PCL(7)	111,800	127,017
Minor International PCL(7)	159,544	112,379
PTG Energy PCL(7)	277,800	62,742
PTT Exploration & Production PCL(7)	81,298	364,099
PTT Global Chemical PCL(7)	131,900	144,523
PTT Oil & Retail Business PCL(7)	223,900	85,625
PTT PCL(7)	462,500	533,155
Samart Corp. PCL(7)	297,700	52,321
SCB X PCL(7)	45,300	207,172
SCG Packaging PCL(7)	137,600	124,898
Siam Cement PCL(7)	30,500	231,458
Siam Global House PCL(7)	125,911	27,860
Sri Trang Agro-Industry PCL(7)	89,600	49,780
Stecon Group PCL(7)	251,357	135,887
Thai Beverage PCL(7)	371,300	133,397
Thai Oil PCL(7)	63,600	124,451
True Corp. PCL(7)	1,343,814	577,821
VGI PCL(1)(7)	729,400	21,778
WHA Corp. PCL(7)	1,020,100	147,795
		$ 11,137,169
Tunisia — 0.5%
Banque de Tunisie	38,193	$ 116,156
Banque Internationale Arabe de Tunisie	1,541	88,995
Banque Nationale Agricole	24,362	197,908
Carthage Cement(1)	150,032	106,652
Poulina Group	32,719	304,637
Societe D'Articles Hygieniques SA	16,810	76,994
Societe Frigorifique et Brasserie de Tunis SA	38,665	198,469
		$ 1,089,811
Turkey — 4.4%
AG Anadolu Grubu Holding AS	62,000	$ 46,293
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS(1)	289,000	203,902
Akbank TAS	87,196	116,002
Aksa Akrilik Kimya Sanayii AS	399,624	109,315
Aksa Enerji Uretim AS(1)	121,924	241,572
Anadolu Efes Biracilik Ve Malt Sanayii AS	217,800	100,162
Security	Shares	Value
Turkey (continued)
Arcelik AS(1)	40,551	$ 83,021
Aselsan Elektronik Sanayi Ve Ticaret AS	34,112	245,745
Aygaz AS	17,910	99,747
Baticim Bati Anadolu Sanayi ve Ticaret Anonim Sirketi(1)	564,200	58,200
Bera Holding AS(1)	62,496	16,787
BIM Birlesik Magazalar AS	69,104	567,582
Can2 Termik AS(1)	873,025	21,983
Coca-Cola Icecek AS	88,600	169,959
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR(1)	15,300	45,135
Dogan Sirketler Grubu Holding AS	178,300	78,413
Dogus Otomotiv Servis ve Ticaret AS	18,700	74,926
EGE Endustri VE Ticaret AS(1)	280	31,055
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	301,130	113,411
Enerjisa Enerji AS(3)	68,903	157,830
Enerya Enerji AS	1,117,241	216,831
Enka Insaat ve Sanayi AS	89,018	164,069
Eregli Demir ve Celik Fabrikalari TAS	248,228	221,878
Fenerbahce Futbol AS(1)	17,500	1,092
Ford Otomotiv Sanayi AS	140,610	237,070
Gubre Fabrikalari TAS(1)	7,200	60,287
Haci Omer Sabanci Holding AS	44,727	79,338
Hektas Ticaret TAS(1)	652,874	40,018
Is Gayrimenkul Yatirim Ortakligi AS	221,310	123,244
Isiklar Enerji ve Yapi Holding AS(1)	91,500	322,612
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	97,127	84,171
KOC Holding AS	35,594	147,263
Logo Yazilim Sanayi Ve Ticaret AS	49,980	142,963
Mavi Giyim Sanayi Ve Ticaret AS, Class B(3)	123,040	101,266
MIA Teknoloji AS(1)	162,900	105,857
Migros Ticaret AS	6,379	83,902
MLP Saglik Hizmetleri AS(1)(3)	21,619	184,284
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	368,337	60,814
Oyak Cimento Fabrikalari AS	202,799	86,550
Pegasus Hava Tasimaciligi AS(1)	16,800	54,062
Petkim Petrokimya Holding AS(1)	175,096	70,432
Reeder Teknoloji Sanayi VE Ticaret AS(1)	173,700	23,983
Sasa Polyester Sanayi AS(1)	1,202,800	62,561
Selcuk Ecza Deposu Ticaret ve Sanayi AS	85,509	383,734
Sinpas Gayrimenkul Yatirim Ortakligi AS(1)	1,363,146	90,724
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS(1)	356,100	80,150
Sok Marketler Ticaret AS(1)	51,800	55,579
Tofas Turk Otomobil Fabrikasi AS	24,634	141,154
Torunlar Gayrimenkul Yatirim Ortakligi AS	78,100	154,094
Trust Dogal Enerji Kaynaklari Arastirma Ve Uretim AS, Class A(1)	42,459	80,938

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Turkey (continued)
Turk Altin Isletmeleri AS(1)	105,052	$ 97,415
Turk Hava Yollari AO	22,374	147,692
Turk Telekomunikasyon AS(1)	174,514	187,234
Turkcell Iletisim Hizmetleri AS	316,189	666,393
Turkiye Is Bankasi AS, Class C	315,539	82,678
Turkiye Petrol Rafinerileri AS	234,703	1,461,987
Turkiye Sise ve Cam Fabrikalari AS	78,410	68,884
Ulker Biskuvi Sanayi AS	16,690	30,268
Yapi ve Kredi Bankasi AS(1)	133,100	91,583
Ziraat Gayrimenkul Yatirim Ortakligi AS	379,600	149,060
Zorlu Enerji Elektrik Uretim AS(1)	903,000	44,274
		$ 9,269,428
United Arab Emirates — 2.3%
Abu Dhabi Commercial Bank PJSC	41,744	$ 170,073
Abu Dhabi National Oil Co. for Distribution PJSC	433,000	471,535
ADNOC Drilling Co. PJSC	407,000	646,056
ADNOC Gas PLC	75,600	67,845
Agthia Group PJSC	56,748	49,457
Air Arabia PJSC	212,497	281,823
Aldar Properties PJSC	44,073	88,917
Apex Investment Co. PSC(1)	127,200	111,049
Borouge PLC	162,000	105,827
Dana Gas PJSC	421,411	97,682
Dubai Electricity & Water Authority PJSC	861,560	642,606
Dubai Investments PJSC	212,181	207,910
Dubai Islamic Bank PJSC	109,508	217,026
Emaar Development PJSC	62,700	220,651
Emaar Properties PJSC	47,938	143,074
Emirates Telecommunications Group Co. PJSC	111,500	617,598
Fertiglobe PLC	170,700	123,911
First Abu Dhabi Bank PJSC	66,119	348,245
Modon Holding PSC(1)	107,300	83,199
Two Point Zero Group PJSC(1)	159,900	86,477
		$ 4,780,961
Vietnam — 2.2%
Bank for Foreign Trade of Vietnam JSC	158,525	$ 356,413
Bao Viet Holdings	28,030	64,075
Gelex Group JSC	241,316	205,979
Gemadept Group Corp.	55,866	163,424
Hoa Phat Group JSC	1,025,963	845,208
Hoa Sen Group(1)	143,808	58,286
KIDO Group Corp.	33,828	64,474
Kinh Bac City Development Holding Corp.(1)	38,613	40,572
Masan Group Corp.(1)	103,896	260,694
Security	Shares	Value
Vietnam (continued)
Novaland Investment Group Corp.(1)	101,251	$ 49,939
PetroVietnam Drilling & Well Services JSC	183,042	126,770
Petrovietnam Fertilizer & Chemicals JSC	111,198	99,643
PetroVietnam Gas JSC	37,745	98,294
PetroVietnam Power Corp.(1)	222,307	115,036
PetroVietnam Technical Services Corp.(1)	29,318	38,071
Phat Dat Real Estate Development Corp.(1)	37,402	16,273
Phu Nhuan Jewelry JSC	6	7
Saigon Beer Alcohol Beverage Corp.	29,220	48,299
Thaiholdings JSC(1)	24,320	109,566
Vietjet Aviation JSC(1)	128,785	612,271
Vietnam Construction and Import-Export JSC	98,002	57,656
Vietnam Dairy Products JSC	100,392	232,261
Vincom Retail JSC	28,580	26,868
Vingroup JSC(1)	93,894	757,482
Vinh Hoan Corp.	28,080	56,050
Vinhomes JSC(3)	40,020	223,469
		$ 4,727,080
Total Common Stocks (identified cost $132,649,907)		$210,826,733

Rights — 0.0%†

Security	Shares	Value
Chile — 0.0%†
SONDA SA, Exp. 8/29/26(1)	50,190	$ 2,393
		$ 2,393
Morocco — 0.0%†
Bank of Africa, Exp. 10/26/26(1)	37	$ 16
		$ 16
Total Rights (identified cost $0)		$ 2,409

Short-Term Investments — 1.5%

Affiliated Fund — 0.1%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(8)	167,408	$ 167,408
Total Affiliated Fund (identified cost $167,408)		$ 167,408

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Securities Lending Collateral — 1.4%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(9)	2,924,067	$ 2,924,067
Total Securities Lending Collateral (identified cost $2,924,067)		$ 2,924,067
Total Short-Term Investments (identified cost $3,091,475)		$ 3,091,475

Total Investments — 101.2% (identified cost $135,741,382)	$213,920,617
Other Assets, Less Liabilities — (1.2)%	$ (2,483,109)
Net Assets — 100.0%	$211,437,508

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at July 31, 2026. The aggregate market value of securities on loan at July 31, 2026 was $11,065,762.
(3)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $5,547,001 or 2.6% of the Fund's net assets.

(4)
Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities
Act of 1933, as amended. At July 31, 2026, the aggregate value of these securities is $1,038,990 or 0.5% of the Fund's net assets.

(5)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(6)	Trading of securities has been sanctioned.
(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(8)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of July 31, 2026.
(9)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Information Technology	14.3%	$30,334,006
Financials	12.3	25,987,729
Industrials	10.2	21,539,289
Materials	9.9	20,866,582
Communication Services	9.7	20,623,380
Consumer Discretionary	8.9	18,831,038
Energy	8.3	17,465,659
Health Care	7.7	16,297,380
Consumer Staples	7.6	16,080,000
Utilities	5.7	12,053,182
Real Estate	5.1	10,750,897
Short-Term Investments	1.5	3,091,475
Total Investments	101.2%	$213,920,617

Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2026
Statement of Assets and Liabilities (Unaudited)

July 31, 2026
Assets
Unaffiliated investments, at value (identified cost $135,573,974) — including $11,065,762 of securities on loan	$213,753,209
Affiliated investments, at value (identified cost $167,408)	167,408
Cash	36,680
Foreign currency, at value (identified cost $1,061,858)	1,064,126
Dividends receivable	510,399
Dividends receivable from affiliated investments	909
Receivable for Fund shares sold	124,030
Securities lending income receivable	9,365
Tax reclaims receivable	18,129
Receivable from affiliates	3,880
Trustees' deferred compensation plan	220,515
Total assets	$215,908,650
Liabilities
Collateral for securities loaned	$2,924,067
Payable for Fund shares redeemed	8,346
Payable to affiliates:
Investment adviser fee	152,218
Administration fee	26,868
Distribution and service fees	4,826
Sub-transfer agency fee	5,905
Trustees' deferred compensation plan	220,515
Accrued foreign capital gains taxes	901,231
Accrued expenses	227,166
Total liabilities	$4,471,142
Net Assets	$211,437,508
Sources of Net Assets
Paid-in capital	$384,978,901
Accumulated loss	(173,541,393)
Net Assets	$211,437,508
Class A Shares
Net Assets	$22,537,419
Shares Outstanding	1,191,741
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.91
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$19.96
Class C Shares
Net Assets	$28,082
Shares Outstanding	1,466
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$19.16
Class I Shares
Net Assets	$176,200,963
Shares Outstanding	9,314,906
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.92

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2026
Statement of Assets and Liabilities (Unaudited) — continued

July 31, 2026
Class R6 Shares
Net Assets	$12,671,044
Shares Outstanding	670,211
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.91

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $449,623)	$4,047,180
Dividend income from affiliated investments	7,149
Securities lending income, net	40,744
Total investment income	$4,095,073
Expenses
Investment adviser fee	$901,283
Administration fee	159,050
Distribution and service fees:
Class A	29,268
Class C	56
Trustees’ fees and expenses	6,193
Custodian fee	108,264
Transfer and dividend disbursing agent fees	74,924
Legal and accounting services	69,751
Printing and postage	18,666
Registration fees	37,621
Miscellaneous	45,521
Total expenses	$1,450,597
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$161,997
Total expense reductions	$161,997
Net expenses	$1,288,600
Net investment income	$2,806,473
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $451)	$11,593,209
Foreign currency transactions	(65,362)
Net realized gain	$11,527,847
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $58,444)	$(10,528,144)
Foreign currency	(2,122)
Net change in unrealized appreciation (depreciation)	$(10,530,266)
Net realized and unrealized gain	$997,581
Net increase in net assets from operations	$3,804,054

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2026
Statements of Changes in Net Assets

	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31, 2026
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,806,473	$4,294,829
Net realized gain	11,527,847	5,899,721
Net change in unrealized appreciation (depreciation)	(10,530,266)	46,992,499
Net increase in net assets from operations	$3,804,054	$57,187,049
Distributions to shareholders:
Class A	$—	$(640,302)
Class I	—	(5,062,653)
Class R6	—	(416,030)
Total distributions to shareholders	$—	$(6,118,985)
Transactions in shares of beneficial interest:
Class A	$(2,443,121)	$(1,441,734)
Class C	13,373	(72,072)
Class I	(5,185,400)	(9,820,478)
Class R6	(2,316,092)	682,005
Net decrease in net assets from Fund share transactions	$(9,931,240)	$(10,652,279)
Net increase (decrease) in net assets	$(6,127,186)	$40,415,785
Net Assets
At beginning of period	$217,564,694	$177,148,909
At end of period	$211,437,508	$217,564,694

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2026
Financial Highlights

	Class A
	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31,
		2026	2025	2024	2023	2022
Net asset value — Beginning of period	$18.60	$14.30	$13.28	$13.56	$15.11	$14.71
Income (Loss) From Operations
Net investment income(1)	$0.22	$0.32	$0.41	$0.28	$0.34	$0.25
Net realized and unrealized gain (loss)	0.09	4.47	1.03	(0.19)	(1.32)	0.40
Total income (loss) from operations	$0.31	$4.79	$1.44	$0.09	$(0.98)	$0.65
Less Distributions
From net investment income	$—	$(0.49)	$(0.42)	$(0.37)	$(0.57)	$(0.25)
Total distributions	$—	$(0.49)	$(0.42)	$(0.37)	$(0.57)	$(0.25)
Net asset value — End of period	$18.91	$18.60	$14.30	$13.28	$13.56	$15.11
Total Return(2)	1.67%(3)	33.75%	10.90%	0.60%	(6.32)%	4.41%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$22,537	$24,600	$20,320	$22,177	$25,360	$33,428
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.59%(5)	1.56%	1.67%	1.68%	1.65%	1.58%
Net expenses	1.44%(5)(6)	1.46%(6)	1.49%(6)	1.59%(6)	1.65%(6)	1.58%
Net investment income	2.41%(5)	1.98%	2.87%	2.10%	2.50%	1.63%
Portfolio Turnover	6%(3)	2%	7%	5%	10%	5%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable.
(3)	Not annualized.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Annualized.
(6)
Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than
0.005% of average daily net assets for the six months ended July 31, 2026 and the years ended January 31, 2026, 2025, 2024 and 2023).

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2026
Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31,
		2026	2025	2024	2023	2022
Net asset value — Beginning of period	$18.91	$14.23	$13.18	$13.39	$14.90	$14.47
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.26	$0.30	$0.21	$0.23	$0.13
Net realized and unrealized gain (loss)	0.11	4.42	1.03	(0.24)	(1.30)	0.40
Total income (loss) from operations	$0.25	$4.68	$1.33	$(0.03)	$(1.07)	$0.53
Less Distributions
From net investment income	$—	$—	$(0.28)	$(0.18)	$(0.44)	$(0.10)
Total distributions	$—	$—	$(0.28)	$(0.18)	$(0.44)	$(0.10)
Net asset value — End of period	$19.16	$18.91	$14.23	$13.18	$13.39	$14.90
Total Return(2)	1.38%(3)	32.82%	10.10%	(0.25)%	(6.93)%	3.59%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28	$14	$75	$116	$219	$339
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.34%(5)	2.32%	2.42%	2.45%	2.40%	2.33%
Net expenses	2.19%(5)(6)	2.22%(6)	2.24%(6)	2.36%(6)	2.40%(6)	2.33%
Net investment income	1.47%(5)	1.71%	2.12%	1.57%	1.75%	0.85%
Portfolio Turnover	6%(3)	2%	7%	5%	10%	5%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Annualized.
(6)
Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than
0.005% of average daily net assets for the six months ended July 31, 2026 and the years ended January 31, 2026, 2025, 2024 and 2023).

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31,
		2026	2025	2024	2023	2022
Net asset value — Beginning of period	$18.59	$14.29	$13.26	$13.55	$15.10	$14.71
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.36	$0.45	$0.32	$0.38	$0.30
Net realized and unrealized gain (loss)	0.08	4.47	1.04	(0.20)	(1.33)	0.38
Total income (loss) from operations	$0.33	$4.83	$1.49	$0.12	$(0.95)	$0.68
Less Distributions
From net investment income	$—	$(0.53)	$(0.46)	$(0.41)	$(0.60)	$(0.29)
Total distributions	$—	$(0.53)	$(0.46)	$(0.41)	$(0.60)	$(0.29)
Net asset value — End of period	$18.92	$18.59	$14.29	$13.26	$13.55	$15.10
Total Return(2)	1.83%(3)	34.01%	11.30%	0.78%	(6.07)%	4.64%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$176,201	$178,271	$146,233	$156,416	$180,624	$265,967
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.34%(5)	1.31%	1.42%	1.43%	1.40%	1.33%
Net expenses	1.19%(5)(6)	1.21%(6)	1.24%(6)	1.34%(6)	1.40%(6)	1.33%
Net investment income	2.68%(5)	2.26%	3.12%	2.37%	2.79%	1.91%
Portfolio Turnover	6%(3)	2%	7%	5%	10%	5%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Annualized.
(6)
Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than
0.005% of average daily net assets for the six months ended July 31, 2026 and the years ended January 31, 2026, 2025, 2024 and 2023).

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31,
		2026	2025	2024	2023	2022
Net asset value — Beginning of period	$18.57	$14.27	$13.25	$13.54	$15.09	$14.69
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.38	$0.42	$0.33	$0.37	$0.22
Net realized and unrealized gain (loss)	0.09	4.46	1.07	(0.20)	(1.31)	0.49
Total income (loss) from operations	$0.34	$4.84	$1.49	$0.13	$(0.94)	$0.71
Less Distributions
From net investment income	$—	$(0.54)	$(0.47)	$(0.42)	$(0.61)	$(0.31)
Total distributions	$—	$(0.54)	$(0.47)	$(0.42)	$(0.61)	$(0.31)
Net asset value — End of period	$18.91	$18.57	$14.27	$13.25	$13.54	$15.09
Total Return(2)	1.89%(3)	34.14%	11.33%	0.86%	(5.99)%	4.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,671	$14,679	$10,520	$2,973	$1,668	$1,786
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.27%(5)	1.24%	1.34%	1.35%	1.33%	1.24%
Net expenses	1.12%(5)(6)	1.14%(6)	1.17%(6)	1.26%(6)	1.33%(6)	1.24%
Net investment income	2.68%(5)	2.36%	2.87%	2.47%	2.76%	1.42%
Portfolio Turnover	6%(3)	2%	7%	5%	10%	5%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Annualized.
(6)
Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than
0.005% of average daily net assets for the six months ended July 31, 2026 and the years ended January 31, 2026, 2025, 2024 and 2023).

See Notes to Financial Statements.

Parametric
Emerging Markets Fund
July 31, 2026
Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies
Parametric Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares are offered at net asset value to shareholders who owned Investor Class shares, which were redesignated as Class A shares effective April 29, 2022, and only for such shareholders’ accounts established prior to such date. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or employer sponsored retirement plans. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the

Parametric
Emerging Markets Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders.
D Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of July 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J Interim Financial Statements—The interim financial statements relating to July 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2 Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Parametric
Emerging Markets Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

At January 31, 2026, the Fund, for federal income tax purposes, had deferred capital losses of $255,829,481 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2026, $255,829,481 are long-term.
The cost and unrealized appreciation (depreciation) of investments of at July 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$146,578,396
Gross unrealized appreciation	$96,680,842
Gross unrealized depreciation	(29,338,621)
Net unrealized appreciation	$67,342,221
3 Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion but less than $7.5 billion	0.730%
$7.5 billion and over	0.710%
For the six months ended July 31, 2026, the investment adviser fee amounted to $901,283 or 0.85% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, a wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended July 31, 2026, the administration fee amounted to $159,050.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2026, the investment adviser fee paid was reduced by $307 relating to the Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.44%, 2.19%, 1.19% and 1.12% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after June 1, 2027. Pursuant to this agreement, EVM and Parametric waived and/or reimbursed $161,690 in total of the Fund’s operating expenses for the six months ended July 31, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2026, EVM earned $9,383 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2026. EVD received distribution and service fees from Class A and Class C shares (see Note 4).

Parametric
Emerging Markets Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4 Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2026 amounted to $29,268 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2026, the Fund paid or accrued to EVD $42 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2026 amounted to $14 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5 Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Redemptions of Class A shares by former Investor Class shareholders are not subject to a CDSC. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2026, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6 Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $13,034,118 and $21,257,097, respectively, for the six months ended July 31, 2026.
7 Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended July 31, 2026 (Unaudited)		Year Ended January 31, 2026
	Shares	Amount	Shares	Amount
Class A
Sales	19,507	$ 365,435	175,478	$ 2,921,394
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	35,722	617,636
Redemptions	(150,070)	(2,808,556)	(309,661)	(4,980,764)
Net decrease	(130,563)	$(2,443,121)	(98,461)	$(1,441,734)

Parametric
Emerging Markets Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended July 31, 2026 (Unaudited)		Year Ended January 31, 2026
	Shares	Amount	Shares	Amount
Class C
Sales	1,055	$ 19,988	—	$ —
Redemptions	(348)	(6,615)	(4,542)	(72,072)
Net increase (decrease)	707	$ 13,373	(4,542)	$ (72,072)
Class I
Sales	398,874	$ 7,519,786	653,598	$10,632,897
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	133,053	2,297,823
Redemptions	(675,906)	(12,705,186)	(1,430,852)	(22,751,198)
Net decrease	(277,032)	$(5,185,400)	(644,201)	$(9,820,478)
Class R6
Sales	15,771	$ 295,424	172,366	$ 2,530,345
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	23,345	402,704
Redemptions	(136,087)	(2,611,516)	(142,230)	(2,251,044)
Net increase (decrease)	(120,316)	$(2,316,092)	53,481	$ 682,005
8 Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2026.
9 Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

Parametric
Emerging Markets Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

At July 31, 2026, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $11,065,762 and $11,582,850, respectively. Collateral received was comprised of cash of $2,924,067 and U.S. government and/or agencies securities of $8,658,783. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	˂30 days	30 to 90 days	˃90 days	Total
Common Stocks	$2,924,067	$ —	$ —	$ —	$2,924,067
The carrying amount of the liability for collateral for securities loaned at July 31, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at July 31, 2026.
10 Affiliated Investments
At July 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $167,408, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$9,393	$11,199,563	$(11,041,548)	$ —	$ —	$167,408	$7,149	167,408
11 Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Africa	$ —	$16,930,044	$ —	$16,930,044
Asia	3,781,023	105,681,818	0	109,462,841
Developed Europe	274,804	1,104,603	—	1,379,407
Emerging Europe	182,346	26,857,519	0	27,039,865
Latin America	33,132,623	—	0	33,132,623

Parametric
Emerging Markets Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Middle East	$50,238	$22,831,715	$ —	$22,881,953
Total Common Stocks	$37,421,034	$173,405,699 **	$0	$210,826,733
Rights	$2,409	$ —	$ —	$2,409
Short-Term Investments:
Affiliated Fund	167,408	—	—	167,408
Securities Lending Collateral	2,924,067	—	—	2,924,067
Total Investments	$40,514,918	$173,405,699	$0	$213,920,617

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2026 is not presented.
12 Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Parametric
Emerging Markets Fund
July 31, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
• Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
• Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
• Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
• Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
• Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
• Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
• Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Parametric
Emerging Markets Fund
July 31, 2026
Board of Trustees’ Contract Approval — continued

• Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
• Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
• Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
• Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
• Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
• Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
• Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
• Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
• Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
• Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Parametric Emerging Markets Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the

Parametric
Emerging Markets Fund
July 31, 2026
Board of Trustees’ Contract Approval — continued

“Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board also noted the Adviser’s in-house equity research capabilities. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in emerging markets. The Board also noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance and custom benchmark indexes for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Parametric
Emerging Markets Fund
July 31, 2026
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct and indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by the Adviser and/or the Sub-adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

This Page Intentionally Left Blank

EAEMX-NCSR 7.31.26

Parametric
Volatility Risk Premium -Defensive
Fund
Semi-Annual Financial Statements and
Additional Information
July 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information July 31, 2026
Parametric
Volatility Risk Premium - Defensive Fund

Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 49.8%

Security	Shares	Value
Aerospace & Defense — 1.0%
Honeywell Aerospace, Inc.(1)	7,604	$ 1,572,051
Huntington Ingalls Industries, Inc.	6,088	1,987,427
L3Harris Technologies, Inc.	10,100	2,798,306
RTX Corp.	29,654	6,382,134
TransDigm Group, Inc.	1,157	1,451,318
		$ 14,191,236
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	7,471	$ 1,254,306
		$ 1,254,306
Automobile Components — 0.0%†
Phinia, Inc.	2,206	$ 162,340
		$ 162,340
Automobiles — 0.7%
Tesla, Inc.(1)	32,708	$ 10,179,057
		$ 10,179,057
Banks — 1.9%
Bank of America Corp.	119,203	$ 7,384,626
Fifth Third Bancorp	45,093	2,547,754
Huntington Bancshares, Inc.	120,186	2,047,969
JPMorgan Chase & Co.	37,320	13,128,803
Regions Financial Corp.	75,705	2,343,070
		$ 27,452,222
Beverages — 0.4%
Coca-Cola Co.	70,941	$ 6,213,722
		$ 6,213,722
Biotechnology — 0.8%
AbbVie, Inc.	25,695	$ 6,447,903
Amgen, Inc.	10,682	4,114,279
Biogen, Inc.(1)	7,341	1,489,856
		$ 12,052,038
Broadline Retail — 2.2%
Amazon.com, Inc.(1)	114,450	$ 31,082,331
		$ 31,082,331
Security	Shares	Value
Building Products — 0.2%
A.O. Smith Corp.(2)	16,850	$ 1,013,191
Carrier Global Corp.	27,036	1,671,095
		$ 2,684,286
Capital Markets — 1.1%
Ameriprise Financial, Inc.	4,371	$ 2,385,867
Cboe Global Markets, Inc.	6,380	1,979,267
Franklin Resources, Inc.	33,996	1,151,104
Invesco Ltd.	56,088	1,660,205
Nasdaq, Inc.	24,914	2,346,650
S&P Global, Inc.	6,189	2,549,435
State Street Corp.	18,847	3,470,863
		$ 15,543,391
Chemicals — 0.6%
Albemarle Corp.	8,884	$ 1,045,114
CF Industries Holdings, Inc.	10,887	1,362,944
Linde PLC	8,502	4,067,187
Sherwin-Williams Co.	6,320	2,154,172
Solstice Advanced Materials, Inc.	3,097	186,346
		$ 8,815,763
Commercial Services & Supplies — 0.1%
Republic Services, Inc.	9,020	$ 1,899,161
		$ 1,899,161
Communications Equipment — 0.8%
Ciena Corp.(1)	3,866	$ 1,457,675
Cisco Systems, Inc.	71,563	8,300,592
F5, Inc.(1)	4,136	1,665,030
		$ 11,423,297
Construction & Engineering — 0.3%
Quanta Services, Inc.	6,781	$ 4,525,368
		$ 4,525,368
Consumer Finance — 0.4%
Capital One Financial Corp.	12,969	$ 2,710,651
Synchrony Financial	32,515	2,464,312
		$ 5,174,963
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp.	6,395	$ 6,087,336
1
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Kroger Co.	23,840	$ 1,376,522
Walmart, Inc.	54,363	6,045,166
		$ 13,509,024
Containers & Packaging — 0.2%
Avery Dennison Corp.	5,624	$ 954,561
Packaging Corp. of America	5,963	1,465,944
		$ 2,420,505
Distributors — 0.0%†
LKQ Corp.	19,666	$ 441,502
		$ 441,502
Diversified Telecommunication Services — 0.2%
Comcast Corp., Class A	149,796	$ 3,589,112
		$ 3,589,112
Electric Utilities — 0.8%
Alliant Energy Corp.	25,603	$ 1,812,180
Entergy Corp.	23,545	2,533,913
Evergy, Inc.	23,050	1,913,380
NextEra Energy, Inc.	30,965	2,691,478
NRG Energy, Inc.	15,354	2,061,889
Pinnacle West Capital Corp.	8,220	830,138
		$ 11,842,978
Electrical Equipment — 0.6%
Eaton Corp. PLC	10,470	$ 4,347,144
GE Vernova, Inc.	4,540	4,495,917
		$ 8,843,061
Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	14,961	$ 2,068,358
TE Connectivity PLC	10,461	2,151,723
		$ 4,220,081
Entertainment — 0.3%
Netflix, Inc.(1)	55,440	$ 3,975,602
		$ 3,975,602
Financial Services — 2.3%
Berkshire Hathaway, Inc., Class B(1)	24,328	$ 12,444,745
Corpay, Inc.(1)	4,587	1,752,739
Global Payments, Inc.	11,892	999,879
Security	Shares	Value
Financial Services (continued)
Mastercard, Inc., Class A	14,397	$ 8,250,921
Visa, Inc., Class A	25,022	9,161,305
		$ 32,609,589
Food Products — 0.2%
Campbell's Co.(2)	59,506	$ 1,307,942
Hormel Foods Corp.	66,429	1,661,389
		$ 2,969,331
Ground Transportation — 0.5%
J.B. Hunt Transport Services, Inc.	9,567	$ 2,599,832
Union Pacific Corp.	13,794	4,029,641
		$ 6,629,473
Health Care Equipment & Supplies — 0.5%
Boston Scientific Corp.(1)	32,535	$ 1,520,361
IDEXX Laboratories, Inc.(1)	3,057	1,709,077
Insulet Corp.(1)	6,496	1,074,114
Intuitive Surgical, Inc.(1)	6,965	2,460,943
		$ 6,764,495
Health Care Providers & Services — 1.0%
Cencora, Inc.	7,142	$ 2,223,590
Centene Corp.(1)	37,449	2,330,077
DaVita, Inc.(1)	7,987	1,917,599
Quest Diagnostics, Inc.	9,481	2,209,168
UnitedHealth Group, Inc.	12,368	5,125,299
		$ 13,805,733
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	94,977	$ 2,386,772
		$ 2,386,772
Hotels, Restaurants & Leisure — 1.0%
Airbnb, Inc., Class A(1)	5,539	$ 839,269
Carnival Corp. Ltd.	61,479	1,709,731
Domino's Pizza, Inc.	4,809	1,670,839
Expedia Group, Inc.	9,371	2,762,009
Las Vegas Sands Corp.	28,819	1,408,961
MGM Resorts International(1)	26,776	1,193,406
Starbucks Corp.	30,891	3,251,278
Wynn Resorts Ltd.	10,917	1,084,167
		$ 13,919,660
2
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 0.1%
Lennar Corp., Class A	15,910	$ 1,310,188
		$ 1,310,188
Household Products — 0.4%
Procter & Gamble Co.	41,173	$ 5,949,087
		$ 5,949,087
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	10,480	$ 1,553,031
		$ 1,553,031
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	7,604	$ 1,848,152
		$ 1,848,152
Insurance — 0.6%
Arthur J. Gallagher & Co.	7,052	$ 1,758,910
Assurant, Inc.	6,036	1,685,191
Everest Group Ltd.	2,524	944,355
Progressive Corp.	13,688	2,893,917
Unum Group	22,676	1,952,630
		$ 9,235,003
Interactive Media & Services — 4.1%
Alphabet, Inc., Class A	69,586	$ 24,781,662
Alphabet, Inc., Class C	55,972	19,962,414
Meta Platforms, Inc., Class A	24,689	13,744,613
		$ 58,488,689
IT Services — 0.2%
International Business Machines Corp.	13,373	$ 2,990,871
		$ 2,990,871
Leisure Products — 0.1%
Hasbro, Inc.	14,763	$ 1,386,836
		$ 1,386,836
Life Sciences Tools & Services — 0.5%
IQVIA Holdings, Inc.(1)	6,039	$ 1,419,286
Thermo Fisher Scientific, Inc.	7,661	4,399,712
Waters Corp.(1)	3,206	1,209,656
		$ 7,028,654
Machinery — 0.8%
Caterpillar, Inc.	5,889	$ 4,798,416
Security	Shares	Value
Machinery (continued)
Flowserve Corp.	2,794	$ 212,316
PACCAR, Inc.	20,719	2,748,997
Pentair PLC	17,848	1,167,973
Westinghouse Air Brake Technologies Corp.	10,792	3,138,961
		$ 12,066,663
Media — 0.1%
Omnicom Group, Inc.	14,370	$ 1,130,919
		$ 1,130,919
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	44,045	$ 2,758,538
		$ 2,758,538
Multi-Utilities — 0.2%
CMS Energy Corp.	13,298	$ 957,323
WEC Energy Group, Inc.	16,366	1,790,768
		$ 2,748,091
Office REITs — 0.1%
BXP, Inc.	18,858	$ 1,322,323
		$ 1,322,323
Oil, Gas & Consumable Fuels — 1.6%
APA Corp.	29,232	$ 1,090,938
Chevron Corp.	29,279	5,762,986
Devon Energy Corp.	26,218	1,183,219
EOG Resources, Inc.	13,625	2,025,901
ExxonMobil Holdings Corp.	61,912	9,623,601
HF Sinclair Corp.	23,402	2,140,581
ONEOK, Inc.	19,832	1,800,944
		$ 23,628,170
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)	18,163	$ 861,834
		$ 861,834
Personal Care Products — 0.0%†
Estee Lauder Cos., Inc., Class A	7,711	$ 646,953
		$ 646,953
Pharmaceuticals — 1.7%
Eli Lilly & Co.	11,006	$ 12,644,133
3
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Johnson & Johnson	38,359	$ 9,833,330
Viatris, Inc.	132,775	2,331,529
		$ 24,808,992
Professional Services — 0.3%
Amentum Holdings, Inc.(1)	8,975	$ 199,245
Jacobs Solutions, Inc.	10,608	1,431,337
Mobility Global, Inc.(1)	6,189	126,132
Verisk Analytics, Inc.	9,748	1,899,398
		$ 3,656,112
Residential REITs — 0.2%
Equity Residential	23,129	$ 1,536,922
Mid-America Apartment Communities, Inc.	12,792	1,692,893
		$ 3,229,815
Retail REITs — 0.1%
Kimco Realty Corp.	83,590	$ 2,129,873
		$ 2,129,873
Semiconductors & Semiconductor Equipment — 8.7%
Advanced Micro Devices, Inc.(1)	17,989	$ 8,565,462
Analog Devices, Inc.	11,511	4,229,256
Broadcom, Inc.	58,527	22,783,391
Intel Corp.(1)	57,070	5,147,714
KLA Corp.	41,180	7,528,528
Micron Technology, Inc.	12,891	10,609,680
NVIDIA Corp.	274,857	55,177,543
Qnity Electronics, Inc.	8,695	1,140,610
QUALCOMM, Inc.	18,464	2,725,471
Teradyne, Inc.	6,278	2,308,358
Texas Instruments, Inc.	15,615	4,305,680
		$ 124,521,693
Software — 4.2%
AppLovin Corp., Class A(1)	5,914	$ 2,341,353
Crowdstrike Holdings, Inc., Class A(1)	16,218	3,095,368
Intuit, Inc.	7,430	2,348,400
Microsoft Corp.	83,899	38,989,543
Oracle Corp.	26,924	3,496,620
Palantir Technologies, Inc., Class A(1)	28,576	3,516,563
Palo Alto Networks, Inc.(1)	11,427	3,791,821
Salesforce, Inc.	11,918	2,193,150
		$ 59,772,818
Security	Shares	Value
Specialized REITs — 0.3%
Extra Space Storage, Inc.	9,172	$ 1,357,823
Millrose Properties, Inc., Class A	6,755	189,005
Public Storage	7,547	2,446,511
		$ 3,993,339
Specialty Retail — 0.5%
Bath & Body Works, Inc.	20,278	$ 407,994
Home Depot, Inc.	19,770	6,562,849
		$ 6,970,843
Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	167,783	$ 51,829,846
Dell Technologies, Inc., Class C	2,572	1,042,612
Sandisk Corp.(1)	2,541	3,086,883
Seagate Technology Holdings PLC	3,555	3,043,542
		$ 59,002,883
Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp., Class A	3,952	$ 1,503,104
		$ 1,503,104
Tobacco — 0.4%
Philip Morris International, Inc.	27,330	$ 5,215,111
		$ 5,215,111
Trading Companies & Distributors — 0.2%
W.W. Grainger, Inc.	1,871	$ 2,586,134
		$ 2,586,134
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	8,171	$ 1,411,213
		$ 1,411,213
Total Common Stocks (identified cost $256,997,159)		$ 714,336,331

U.S. Treasury Obligations — 37.9%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.50%, 4/30/27	$20,000	$ 19,485,635
0.75%, 8/31/26	11,730	11,701,814
0.875%, 9/30/26	20,420	20,326,281
1.125%, 10/31/26	5,000	4,967,339
1.25%, 11/30/26	10,188	10,102,321
4
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
1.25%, 12/31/26	$7,500	$ 7,418,421
1.375%, 8/31/26	11,730	11,706,397
1.50%, 8/15/26	11,730	11,719,466
1.625%, 9/30/26	6,876	6,852,313
1.625%, 10/31/26	32,952	32,773,765
2.00%, 11/15/26	6,400	6,366,034
2.375%, 5/15/27	65,000	64,131,278
2.625%, 5/31/27	65,000	64,218,319
3.25%, 6/30/27	40,000	39,688,430
3.50%, 9/30/26	13,455	13,447,400
3.75%, 8/31/26	28,000	27,996,164
3.75%, 6/30/27	60,000	59,799,032
4.00%, 1/15/27	7,500	7,503,172
4.125%, 10/31/26	19,200	19,208,513
4.125%, 2/28/27	7,270	7,273,740
4.25%, 11/30/26	5,000	5,005,678
4.25%, 3/15/27	10,800	10,816,411
4.375%, 8/15/26(2)	51,690	51,691,816
4.50%, 4/15/27	8,000	8,024,361
4.625%, 9/15/26	20,420	20,440,148
Total U.S. Treasury Obligations (identified cost $543,029,728)		$ 542,664,248

Short-Term Investments — 14.8%

Affiliated Fund — 4.7%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(3)	66,813,172	$ 66,813,172
Total Affiliated Fund (identified cost $66,813,172)		$ 66,813,172

Securities Lending Collateral — 2.8%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(4)	40,907,703	$ 40,907,703
Total Securities Lending Collateral (identified cost $40,907,703)		$ 40,907,703

U.S. Treasury Obligations — 7.3%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:(5)
0.00%, 10/1/26	$20,152	$ 20,030,833
0.00%, 10/29/26	26,552	26,316,397
0.00%, 12/24/26	24,880	24,501,930
0.00%, 1/21/27	5,000	4,909,657
0.00%, 2/18/27	15,000	14,689,062
0.00%, 3/18/27	14,570	14,226,628
Total U.S. Treasury Obligations (identified cost $104,775,128)		$ 104,674,507
Total Short-Term Investments (identified cost $212,496,003)		$ 212,395,382
Total Investments — 102.5% (identified cost $1,012,522,890)		$1,469,395,961
Total Written Options — (0.1)% (premiums received $3,835,435)		$ (2,069,683)
Other Assets, Less Liabilities — (2.4)%		$ (34,156,160)
Net Assets — 100.0%		$1,433,170,118

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at July 31, 2026. The aggregate market value of securities on loan at July 31, 2026 was $40,299,206.
(3)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of July 31, 2026.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged as collateral for written options.
5
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	77	$57,670,844	$7,520	8/5/26	$ (163,471)
S&P 500 Index	77	57,670,844	7,560	8/7/26	(132,363)
S&P 500 Index	77	57,670,844	7,610	8/7/26	(37,730)
S&P 500 Index	77	57,670,844	7,575	8/12/26	(197,274)
S&P 500 Index	77	57,670,844	7,710	8/14/26	(32,725)
S&P 500 Index	77	57,670,844	7,750	8/19/26	(35,882)
S&P 500 Index	77	57,670,844	7,625	8/24/26	(261,723)
S&P 500 Index	77	57,670,844	7,700	8/28/26	(210,518)
Total					$(1,071,686)

Written Put Options (Exchange-Traded) — (0.0)%†
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	77	$57,670,844	$7,175	8/5/26	$ (7,623)
S&P 500 Index	77	57,670,844	7,250	8/7/26	(40,040)
S&P 500 Index	77	57,670,844	7,330	8/7/26	(78,540)
S&P 500 Index	77	57,670,844	7,250	8/10/26	(58,366)
S&P 500 Index	77	57,670,844	7,190	8/12/26	(56,056)
S&P 500 Index	77	57,670,844	7,190	8/14/26	(94,325)
S&P 500 Index	77	57,670,844	7,250	8/19/26	(213,983)
S&P 500 Index	77	57,670,844	7,075	8/24/26	(169,477)
S&P 500 Index	77	57,670,844	7,200	8/28/26	(279,587)
Total					$(997,997)

†	Amount is less than 0.05% or (0.05)%, as applicable.

Abbreviations:
REITs	– Real Estate Investment Trusts
6
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2026
Statement of Assets and Liabilities (Unaudited)

July 31, 2026
Assets
Unaffiliated investments, at value (identified cost $945,709,718) — including $40,299,206 of securities on loan	$1,402,582,789
Affiliated investments, at value (identified cost $66,813,172)	66,813,172
Interest and dividends receivable	4,335,206
Dividends receivable from affiliated investments	45,081
Receivable for premiums on written options	736,464
Receivable for Fund shares sold	2,422,244
Securities lending income receivable	3,416
Trustees' deferred compensation plan	47,195
Total assets	$1,476,985,567
Liabilities
Collateral for securities loaned	$40,907,703
Written options outstanding, at value (premiums received $3,835,435)	2,069,683
Payable for closed written options	47,678
Payable for Fund shares redeemed	58,510
Payable to affiliates:
Investment adviser and administration fee	472,441
Sub-transfer agency fee	1,227
Trustees' deferred compensation plan	47,195
Accrued expenses	211,012
Total liabilities	$43,815,449
Net Assets	$1,433,170,118
Sources of Net Assets
Paid-in capital	$925,736,381
Distributable earnings	507,433,737
Net Assets	$1,433,170,118
Class I Shares
Net Assets	$1,433,170,118
Shares Outstanding	80,347,043
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.84
7
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2026
Investment Income
Dividend income	$3,926,770
Dividend income from affiliated investments	285,509
Interest income	12,512,461
Securities lending income, net	19,561
Total investment income	$16,744,301
Expenses
Investment adviser and administration fee	$2,652,808
Trustees’ fees and expenses	39,771
Custodian fee	165,925
Transfer and dividend disbursing agent fees	107,673
Legal and accounting services	101,931
Printing and postage	16,181
Registration fees	27,535
Miscellaneous	54,404
Total expenses	$3,166,228
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$11,252
Total expense reductions	$11,252
Net expenses	$3,154,976
Net investment income	$13,589,325
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$4,587,098
Written options	11,824,610
Net realized gain	$16,411,708
Change in unrealized appreciation (depreciation):
Investments	$41,561,219
Written options	724,151
Net change in unrealized appreciation (depreciation)	$42,285,370
Net realized and unrealized gain	$58,697,078
Net increase in net assets from operations	$72,286,403
8
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2026
Statements of Changes in Net Assets

	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31, 2026
Increase (Decrease) in Net Assets
From operations:
Net investment income	$13,589,325	$26,667,597
Net realized gain	16,411,708	35,693,906
Net change in unrealized appreciation (depreciation)	42,285,370	73,828,104
Net increase in net assets from operations	$72,286,403	$136,189,607
Distributions to shareholders:
Class I	$—	$(48,508,383)
Total distributions to shareholders	$—	$(48,508,383)
Transactions in shares of beneficial interest:
Class I	$51,687,589	$93,466,103
Net increase in net assets from Fund share transactions	$51,687,589	$93,466,103
Net increase in net assets	$123,973,992	$181,147,327
Net Assets
At beginning of period	$1,309,196,126	$1,128,048,799
At end of period	$1,433,170,118	$1,309,196,126
9
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2026
Financial Highlights

	Class I
	Six Months Ended July 31, 2026 (Unaudited)	Year Ended January 31,
		2026	2025	2024	2023	2022
Net asset value — Beginning of period	$16.92	$15.70	$13.77	$12.67	$14.00	$12.41
Income (Loss) From Operations
Net investment income(1)	$0.17	$0.37	$0.40	$0.37	$0.14	$0.04
Net realized and unrealized gain (loss)	0.75	1.52	1.94	1.42	(0.50)	1.73
Total income (loss) from operations	$0.92	$1.89	$2.34	$1.79	$(0.36)	$1.77
Less Distributions
From net investment income	$—	$(0.35)	$(0.36)	$(0.31)	$(0.11)	$(0.05)
From net realized gain	—	(0.32)	(0.05)	(0.38)	(0.86)	(0.13)
Total distributions	$—	$(0.67)	$(0.41)	$(0.69)	$(0.97)	$(0.18)
Net asset value — End of period	$17.84	$16.92	$15.70	$13.77	$12.67	$14.00
Total Return(2)	5.44%(3)	12.13%	17.09%	14.24%	(2.26)%	14.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,433,170	$1,309,196	$1,128,049	$843,874	$713,500	$971,483
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.47%(5)	0.46%	0.47%	0.47%	0.49%	0.47%
Net expenses	0.47%(5)(6)	0.46%(6)	0.47%(6)	0.47%(6)	0.49%(6)	0.47%
Net investment income	2.01%(5)	2.28%	2.69%	2.74%	1.04%	0.29%
Portfolio Turnover	19%(3)	25%	14%	13%	28%	12%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Annualized.
(6)
Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund
(equal to less than 0.005% of average daily net assets for the six months ended July 31, 2026 and the years ended January 31, 2026, 2025,
2024 and 2023).

10
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2026
Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies
Parametric Volatility Risk Premium - Defensive Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of July 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
11

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

G Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H Written Options—Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
I Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J Interim Financial Statements—The interim financial statements relating to July 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2 Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at July 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,008,698,855
Gross unrealized appreciation	$460,784,163
Gross unrealized depreciation	(2,156,740)
Net unrealized appreciation	$458,627,423
12

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375%
$2.5 billion but less than $5 billion	0.360%
$5 billion and over	0.350%
For the six months ended July 31, 2026, the investment adviser and administration fee amounted to $2,652,808 or 0.39% (annualized) of the Fund's average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2026, the investment adviser and administration fee paid was reduced by $11,252 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2026, EVM earned $1,991 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4 Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $133,454,871 and $127,517,764, respectively, for the six months ended July 31, 2026.
5 Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:
	Six Months Ended July 31, 2026 (Unaudited)		Year Ended January 31, 2026
	Shares	Amount	Shares	Amount
Class I
Sales	6,347,075	$110,080,382	12,846,222	$209,048,088
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	2,809,328	46,662,941
Redemptions	(3,388,649)	(58,392,793)	(10,132,713)	(162,244,926)
Net increase	2,958,426	$ 51,687,589	5,522,837	$ 93,466,103
13

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

6 Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2026 is included in the Portfolio of Investments. At July 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium (i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premiums received from writing options can offset the equity risk premium foregone.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at July 31, 2026 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative(1)
Written options	$ —	$(2,069,683)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended July 31, 2026 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Written options	$11,824,610	$724,151

(1)	Statement of Operations location: Net realized gain (loss): Written options.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Written options.
The average number of written options contracts outstanding during the six months ended July 31, 2026, which is indicative of the volume of this derivative type, was 1,364 contracts.
7 Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2026.
14

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

8 Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At July 31, 2026, the value of the securities loaned, including accrued interest, and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $41,066,160 and $41,926,153, respectively. Collateral received was comprised of cash of $40,907,703 and U.S. government and/or agencies securities of $1,018,450. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	˂30 days	30 to 90 days	˃90 days	Total
Common Stocks	$1,340,203	$ —	$ —	$ —	$1,340,203
U.S. Treasury Obligations	39,567,500	—	—	—	39,567,500
Total	$40,907,703	$ —	$ —	$ —	$40,907,703
The carrying amount of the liability for collateral for securities loaned at July 31, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2026.
9  Affiliated Investments
At July 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $66,813,172, which represents 4.7% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$72,770,909	$219,706,910	$(225,664,647)	$ —	$ —	$66,813,172	$285,509	66,813,172
10 Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
15

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2026
Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$714,336,331 *	$ —	$ —	$714,336,331
U.S. Treasury Obligations	—	542,664,248	—	542,664,248
Short-Term Investments:
Affiliated Fund	66,813,172	—	—	66,813,172
Securities Lending Collateral	40,907,703	—	—	40,907,703
U.S. Treasury Obligations	—	104,674,507	—	104,674,507
Total Investments	$822,057,206	$647,338,755	$—	$1,469,395,961
Liability Description
Written Call Options	$(1,071,686)	$ —	$ —	$(1,071,686)
Written Put Options	(997,997)	—	—	(997,997)
Total	$(2,069,683)	$ —	$ —	$(2,069,683)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
16

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
• Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
• Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
• Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
• Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
• Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
• Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
• Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
17

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2026
Board of Trustees’ Contract Approval — continued

• Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
• Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
• Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
• Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
• Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
• Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
• Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
• Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
• Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
• Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric Volatility Risk Premium – Defensive Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in
18

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2026
Board of Trustees’ Contract Approval — continued

the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the experience of the Sub-adviser’s investment professionals in analyzing factors such as tax and other special considerations relevant to investing in stocks and selling call and put options on one or more U.S. indices. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one, three- and five-year periods ended December 31, 2025. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary and custom performance benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
19

Parametric
Volatility Risk Premium - Defensive Fund
July 31, 2026
Board of Trustees’ Contract Approval — continued

The Board also considered direct and indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by the Adviser and/or the Sub-adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
20

EIVPX-NCSR 7.31.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	September 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	September 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	September 24, 2026